LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.75%
Aerospace & Defense–2.32%
†AAR Corp.	2,743	$300,249
†AerSale Corp.	2,240	13,933
†Astronics Corp.	3,806	253,994
†ATI, Inc.	8,853	1,287,757
†Axon Enterprise, Inc.	1,249	530,438
†Boeing Co.	13,849	2,756,367
BWX Technologies, Inc.	4,959	1,014,066
Cadre Holdings, Inc.	1,500	46,020
Carpenter Technology Corp.	2,695	1,062,234
Curtiss-Wright Corp.	1,692	1,152,455
†Ducommun, Inc.	1,600	195,200
FTAI Aviation Ltd.	973	238,385
General Dynamics Corp.	5,113	1,754,884
General Electric Co.	17,013	4,827,779
HEICO Corp.	2,901	689,114
Hexcel Corp.	4,368	353,502
Howmet Aerospace, Inc.	7,860	1,811,416
Huntington Ingalls Industries, Inc.	2,018	766,638
†Kratos Defense & Security Solutions, Inc.	8,962	631,911
L3Harris Technologies, Inc.	5,243	1,809,621
Leonardo DRS, Inc.	2,522	112,279
†Loar Holdings, Inc.	1,558	89,258
Lockheed Martin Corp.	6,177	3,733,317
†Mercury Systems, Inc.	3,446	251,248
Moog, Inc. Class A	2,096	613,373
National Presto Industries, Inc.	749	102,658
Northrop Grumman Corp.	2,993	2,041,944
Park Aerospace Corp.	2,423	66,342
†Rocket Lab Corp.	6,356	408,182
RTX Corp.	29,131	5,619,370
†StandardAero, Inc.	8,352	215,732
Textron, Inc.	9,122	798,722
TransDigm Group, Inc.	1,120	1,298,035
†V2X, Inc.	1,921	131,589
VSE Corp.	600	110,640
Woodward, Inc.	3,229	1,155,724
		38,244,376
Air Freight & Logistics–0.52%
CH Robinson Worldwide, Inc.	6,928	1,150,533
Expeditors International of Washington, Inc.	8,972	1,285,060
FedEx Corp.	8,997	3,204,551
†GXO Logistics, Inc.	8,507	441,088
Hub Group, Inc. Class A	4,554	164,126
†Radiant Logistics, Inc.	2,507	17,674
United Parcel Service, Inc. Class B	24,196	2,380,403
		8,643,435
Automobile Components–0.35%
†Adient PLC	5,509	111,337
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Aptiv PLC	8,717	$605,308
Autoliv, Inc.	7,926	833,498
BorgWarner, Inc.	18,680	1,013,577
†Cooper-Standard Holdings, Inc.	2,502	69,731
Dana, Inc.	13,970	470,091
†Dauch Corp.	9,931	58,891
†Dorman Products, Inc.	2,364	246,707
†Fox Factory Holding Corp.	3,534	58,170
Garrett Motion, Inc.	10,267	186,551
Gentex Corp.	13,825	302,076
†Gentherm, Inc.	1,903	52,865
†Goodyear Tire & Rubber Co.	20,525	136,081
LCI Industries	2,022	248,666
Lear Corp.	3,939	476,934
†Motorcar Parts of America, Inc.	2,029	22,441
Patrick Industries, Inc.	3,330	369,863
Phinia, Inc.	3,446	235,844
†QuantumScape Corp.	4,735	30,209
Standard Motor Products, Inc.	2,638	91,644
†Stoneridge, Inc.	3,532	17,060
Visteon Corp.	1,685	153,520
		5,791,064
Automobiles–1.12%
Ford Motor Co.	171,297	1,976,768
General Motors Co.	55,158	4,109,271
Harley-Davidson, Inc.	7,509	151,832
†Lucid Group, Inc.	2,102	20,032
†Rivian Automotive, Inc. Class A	36,244	545,472
†Tesla, Inc.	30,402	11,301,944
Thor Industries, Inc.	4,199	335,458
Winnebago Industries, Inc.	2,269	70,316
		18,511,093
Banks–5.28%
1st Source Corp.	2,665	184,445
ACNB Corp.	150	7,180
Amalgamated Financial Corp.	3,253	126,444
Amerant Bancorp, Inc.	1,464	32,267
Ameris Bancorp	6,498	506,779
Arrow Financial Corp.	542	18,195
Associated Banc-Corp.	14,971	387,150
Atlantic Union Bankshares Corp.	11,288	403,433
†Axos Financial, Inc.	5,233	445,276
BancFirst Corp.	2,846	308,791
†Bancorp, Inc.	3,809	204,658
Bank First Corp.	215	29,038
Bank of America Corp.	134,590	6,561,262
Bank of Hawaii Corp.	3,306	245,470
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank of Marin Bancorp	800	$20,504
Bank of NT Butterfield & Son Ltd.	4,430	232,486
Bank OZK	10,177	467,023
BankUnited, Inc.	6,608	298,417
Banner Corp.	3,031	183,921
Bar Harbor Bankshares	127	4,121
BayCom Corp.	863	25,653
BCB Bancorp, Inc.	1,717	15,419
Beacon Financial Corp.	8,884	266,520
†Blue Foundry Bancorp	1,457	19,291
Blue Ridge Bankshares, Inc.	1,073	4,507
BOK Financial Corp.	5,728	733,528
†Bridgewater Bancshares, Inc.	2,389	42,285
Business First Bancshares, Inc.	3,000	81,120
Byline Bancorp, Inc.	2,137	67,465
Camden National Corp.	1,998	94,805
Capital Bancorp, Inc.	557	16,565
Capital City Bank Group, Inc.	800	34,768
Capitol Federal Financial, Inc.	11,777	83,970
†Carter Bankshares, Inc.	2,800	65,296
Cathay General Bancorp	6,259	312,074
Central Pacific Financial Corp.	3,160	100,994
Citigroup, Inc.	39,237	4,449,868
Citizens & Northern Corp.	836	18,676
Citizens Financial Group, Inc.	17,409	1,044,018
City Holding Co.	1,426	170,436
Civista Bancshares, Inc.	1,212	27,621
CNB Financial Corp.	543	15,725
†Coastal Financial Corp.	775	58,977
Columbia Banking System, Inc.	8,182	224,432
†Columbia Financial, Inc.	6,136	107,441
Commerce Bancshares, Inc.	10,939	538,199
Community Financial System, Inc.	4,266	250,201
Community Trust Bancorp, Inc.	1,991	120,894
Community West Bancshares	2,384	55,547
ConnectOne Bancorp, Inc.	4,762	127,479
Cullen/Frost Bankers, Inc.	4,148	568,608
†Customers Bancorp, Inc.	2,638	183,104
CVB Financial Corp.	11,830	229,384
Dime Community Bancshares, Inc.	4,783	161,761
Eagle Bancorp, Inc.	3,549	88,264
East West Bancorp, Inc.	10,201	1,089,059
Eastern Bankshares, Inc.	11,184	218,759
Enterprise Financial Services Corp.	3,126	169,148
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Equity Bancshares, Inc. Class A	1,380	$61,286
Esquire Financial Holdings, Inc.	328	35,260
Farmers National Banc Corp.	3,472	45,692
FB Financial Corp.	4,853	252,065
Fifth Third Bancorp	36,711	1,705,593
Financial Institutions, Inc.	763	24,195
First BanCorp	14,842	317,025
First Bancorp, Inc.	962	26,965
First Bancorp/Southern Pines NC	4,235	238,642
First Busey Corp.	6,834	172,695
First Business Financial Services, Inc.	810	43,683
First Citizens BancShares, Inc. Class A	404	761,403
First Commonwealth Financial Corp.	8,163	143,506
First Community Bankshares, Inc.	1,307	54,267
First Financial Bancorp	8,783	244,870
First Financial Bankshares, Inc.	8,922	262,753
First Financial Corp.	880	55,616
†First Foundation, Inc.	5,112	30,161
First Hawaiian, Inc.	5,650	139,216
First Horizon Corp.	31,988	728,047
First Internet Bancorp	622	12,676
First Interstate BancSystem, Inc. Class A	8,840	295,256
First Merchants Corp.	4,769	184,703
First Mid Bancshares, Inc.	773	31,840
Flagstar Bank NA	16,326	215,013
Flushing Financial Corp.	2,658	40,827
FNB Corp.	32,839	549,068
Fulton Financial Corp.	15,079	306,707
FVCBankcorp, Inc.	1,285	19,519
German American Bancorp, Inc.	3,237	135,274
Glacier Bancorp, Inc.	8,021	358,298
Great Southern Bancorp, Inc.	1,280	80,806
Greene County Bancorp, Inc.	457	10,241
Hancock Whitney Corp.	7,981	507,512
Hanmi Financial Corp.	3,217	84,800
HBT Financial, Inc.	916	24,476
Heritage Commerce Corp.	3,648	45,527
Heritage Financial Corp.	3,628	94,328
Hilltop Holdings, Inc.	6,334	226,884
Hingham Institution For Savings	127	36,302
Home BancShares, Inc.	18,464	497,236
HomeTrust Bancshares, Inc.	901	38,428
Hope Bancorp, Inc.	11,520	128,678
Horizon Bancorp, Inc.	5,686	94,217
LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Huntington Bancshares, Inc.	87,297	$1,366,198
Independent Bank Corp.	6,980	429,872
International Bancshares Corp.	6,070	408,450
JPMorgan Chase & Co.	76,815	22,595,900
Kearny Financial Corp.	6,001	45,308
KeyCorp	36,485	731,524
Lakeland Financial Corp.	1,993	114,358
Live Oak Bancshares, Inc.	3,171	104,865
M&T Bank Corp.	5,657	1,169,415
Mechanics Bancorp Class A	2,845	41,964
Mercantile Bank Corp.	1,436	72,518
Metrocity Bankshares, Inc.	602	17,259
Metropolitan Bank Holding Corp.	707	58,886
Mid Penn Bancorp, Inc.	1,043	33,543
Midland States Bancorp, Inc.	1,400	31,234
MVB Financial Corp.	502	12,465
National Bank Holdings Corp. Class A	3,351	131,225
NBT Bancorp, Inc.	4,369	186,032
Nicolet Bankshares, Inc.	763	113,397
Northeast Bank	446	50,117
Northfield Bancorp, Inc.	6,724	91,043
Northwest Bancshares, Inc.	14,286	181,289
Norwood Financial Corp.	666	19,594
OceanFirst Financial Corp.	5,198	93,772
OFG Bancorp	4,537	183,567
Old National Bancorp	30,209	667,619
Old Second Bancorp, Inc.	1,794	36,167
Origin Bancorp, Inc.	1,679	69,611
Orrstown Financial Services, Inc.	519	18,726
Park National Corp.	1,406	229,811
Parke Bancorp, Inc.	914	25,958
Pathward Financial, Inc.	2,479	221,201
PCB Bancorp	1,065	23,952
Peapack-Gladstone Financial Corp.	2,407	84,750
Peoples Bancorp, Inc.	3,493	114,815
Peoples Financial Services Corp.	200	10,666
Pinnacle Financial Partners, Inc.	11,113	957,274
†Pioneer Bancorp, Inc.	1,350	18,792
PNC Financial Services Group, Inc.	8,834	1,838,267
†Ponce Financial Group, Inc.	1,264	21,121
Popular, Inc.	5,925	794,957
Preferred Bank	1,313	119,076
Primis Financial Corp.	868	11,527
Prosperity Bancshares, Inc.	7,651	513,994
Provident Financial Services, Inc.	12,310	260,480
QCR Holdings, Inc.	1,263	107,923
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Red River Bancshares, Inc.	323	$29,212
Regions Financial Corp.	38,162	996,791
Renasant Corp.	7,961	287,631
Republic Bancorp, Inc. Class A	1,755	123,815
S&T Bancorp, Inc.	3,737	156,319
Seacoast Banking Corp. of Florida	1,194	36,166
ServisFirst Bancshares, Inc.	4,189	305,085
Shore Bancshares, Inc.	844	15,766
Sierra Bancorp	742	25,169
Simmons First National Corp. Class A	8,767	170,518
SmartFinancial, Inc.	928	36,266
South Plains Financial, Inc.	407	17,053
†Southern First Bancshares, Inc.	592	32,264
Southern Missouri Bancorp, Inc.	396	25,320
Southside Bancshares, Inc.	3,274	101,789
Southstate Bank Corp.	8,370	774,392
Stellar Bancorp, Inc.	1,282	46,934
†=Sterling Bancorp, Inc.	1,664	0
Stock Yards Bancorp, Inc.	2,112	140,004
†Texas Capital Bancshares, Inc.	4,382	415,764
TFS Financial Corp.	9,915	139,306
Tompkins Financial Corp.	1,579	124,488
Towne Bank	7,647	257,474
TriCo Bancshares	3,318	157,738
†Triumph Financial, Inc.	1,588	94,740
Truist Financial Corp.	32,455	1,491,956
TrustCo Bank Corp.	1,781	77,972
Trustmark Corp.	5,905	248,837
U.S. Bancorp	34,470	1,792,785
UMB Financial Corp.	7,030	792,914
United Bankshares, Inc.	11,448	474,176
United Community Banks, Inc.	9,910	312,066
Unity Bancorp, Inc.	1,592	82,513
Univest Financial Corp.	3,247	111,242
Valley National Bancorp	39,046	479,485
WaFd, Inc.	5,848	183,627
Washington Trust Bancorp, Inc.	2,170	72,608
Webster Financial Corp.	12,603	874,900
Wells Fargo & Co.	83,495	6,647,037
WesBanco, Inc.	8,319	286,922
West BanCorp, Inc.	852	20,269
Westamerica BanCorp	2,447	127,611
Western Alliance Bancorp	8,256	584,938
Wintrust Financial Corp.	4,836	671,914
WSFS Financial Corp.	5,169	338,363
Zions Bancorp NA	11,022	635,088
		87,157,986
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–1.01%
†Boston Beer Co., Inc. Class A	469	$108,058
Brown-Forman Corp. Class A	11,259	298,054
Coca-Cola Co.	91,469	6,956,217
Coca-Cola Consolidated, Inc.	5,696	1,092,151
Constellation Brands, Inc. Class A	6,028	904,200
Keurig Dr. Pepper, Inc.	31,827	838,005
MGP Ingredients, Inc.	1,497	27,530
Molson Coors Beverage Co. Class B	10,324	444,551
†Monster Beverage Corp.	11,743	850,898
†National Beverage Corp.	3,798	127,803
PepsiCo, Inc.	31,169	4,840,234
†Vita Coco Co., Inc.	3,750	179,662
		16,667,363
Biotechnology–1.86%
†4D Molecular Therapeutics, Inc.	2,900	26,999
AbbVie, Inc.	33,863	7,364,864
†ACADIA Pharmaceuticals, Inc.	2,033	45,255
†ADMA Biologics, Inc.	7,106	64,025
†Agios Pharmaceuticals, Inc.	1,787	60,454
†Aldeyra Therapeutics, Inc.	6,436	10,877
†Alector, Inc.	5,362	11,528
†Alkermes PLC	4,526	160,039
†Allogene Therapeutics, Inc.	10,092	24,624
†Alnylam Pharmaceuticals, Inc.	1,644	543,950
Amgen, Inc.	14,776	5,198,936
†Anika Therapeutics, Inc.	1,937	28,087
†Arcturus Therapeutics Holdings, Inc.	2,800	21,616
†Arcus Biosciences, Inc.	2,997	64,735
†Arrowhead Pharmaceuticals, Inc.	737	46,210
†Beam Therapeutics, Inc.	1,976	47,088
†Biogen, Inc.	4,340	795,652
†BioMarin Pharmaceutical, Inc.	7,947	448,926
†Bridgebio Pharma, Inc.	1,462	108,568
†CareDx, Inc.	1,422	24,686
†Catalyst Pharmaceuticals, Inc.	6,124	151,630
†CRISPR Therapeutics AG	1,555	73,971
†Cullinan Therapeutics, Inc.	1,271	18,061
†Day One Biopharmaceuticals, Inc.	1,299	27,851
†Denali Therapeutics, Inc.	4,195	80,544
†Emergent BioSolutions, Inc.	5,759	47,800
†Enanta Pharmaceuticals, Inc.	2,114	26,700
†Exelixis, Inc.	20,982	899,918
†Fate Therapeutics, Inc.	3,581	4,297
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	31,107	$4,335,383
†GRAIL, Inc.	424	21,912
†Halozyme Therapeutics, Inc.	5,261	340,018
†Ideaya Biosciences, Inc.	359	11,962
†Incyte Corp.	7,979	750,984
†Insmed, Inc.	3,574	584,420
†Intellia Therapeutics, Inc.	2,940	37,691
†Ionis Pharmaceuticals, Inc.	553	41,525
†Kiniksa Pharmaceuticals International PLC	3,129	150,661
†Kodiak Sciences, Inc.	915	34,880
†Krystal Biotech, Inc.	1,200	309,984
†Kymera Therapeutics, Inc.	498	41,478
†MacroGenics, Inc.	2,941	8,500
†MiMedx Group, Inc.	3,949	15,599
†Moderna, Inc.	8,656	439,725
†Myriad Genetics, Inc.	6,072	27,324
†Natera, Inc.	2,398	479,576
†Neurocrine Biosciences, Inc.	4,841	637,753
†Olema Pharmaceuticals, Inc.	3,387	50,500
†ORIC Pharmaceuticals, Inc.	1,829	23,173
†=PDL BioPharma, Inc.	21,857	6,557
†PMV Pharmaceuticals, Inc.	356	441
†Prothena Corp. PLC	2,660	25,855
†PTC Therapeutics, Inc.	142	9,674
Regeneron Pharmaceuticals, Inc.	1,878	1,451,018
†REGENXBIO, Inc.	2,474	20,732
†Relay Therapeutics, Inc.	2,767	27,532
†Replimune Group, Inc.	3,297	25,222
†Revolution Medicines, Inc.	4,532	440,737
†Roivant Sciences Ltd.	19,502	540,205
†Sarepta Therapeutics, Inc.	2,493	54,248
†Stoke Therapeutics, Inc.	1,567	51,022
†United Therapeutics Corp.	2,315	1,372,749
†Vanda Pharmaceuticals, Inc.	5,302	36,637
†Vaxcyte, Inc.	1,942	112,850
†Veracyte, Inc.	2,721	87,643
†Vericel Corp.	1,820	58,549
†Vertex Pharmaceuticals, Inc.	3,324	1,484,299
†Voyager Therapeutics, Inc.	3,489	13,468
†Xencor, Inc.	5,219	62,941
†Zentalis Pharmaceuticals, Inc.	3,380	7,909
†Zymeworks, Inc.	2,467	61,774
		30,723,001
Broadline Retail–2.95%
†Amazon.com, Inc.	212,820	44,324,021
†Coupang, Inc.	19,217	362,817
Dillard's, Inc. Class A	1,486	850,156
eBay, Inc.	21,761	1,980,686
†Etsy, Inc.	4,697	234,756
Kohl's Corp.	6,703	86,469
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
Macy's, Inc.	27,616	$499,574
†Ollie's Bargain Outlet Holdings, Inc.	3,936	362,269
		48,700,748
Building Products–0.91%
A.O. Smith Corp.	8,970	591,482
AAON, Inc.	3,835	317,346
Advanced Drainage Systems, Inc.	6,369	873,381
Allegion PLC	4,973	722,527
†American Woodmark Corp.	1,298	51,699
Apogee Enterprises, Inc.	1,602	53,731
Armstrong World Industries, Inc.	3,105	511,704
AZZ, Inc.	2,429	303,941
†Builders FirstSource, Inc.	8,165	672,225
Carlisle Cos., Inc.	2,891	964,495
Carrier Global Corp.	14,955	842,116
CSW Industrials, Inc.	1,175	306,182
Fortune Brands Innovations, Inc.	7,346	286,274
†Gibraltar Industries, Inc.	2,152	85,800
Griffon Corp.	2,288	166,292
†Hayward Holdings, Inc.	10,449	139,808
Insteel Industries, Inc.	1,756	59,019
†Janus International Group, Inc.	5,222	26,893
†JELD-WEN Holding, Inc.	6,383	7,915
Johnson Controls International PLC	9,857	1,290,774
Lennox International, Inc.	1,443	669,740
Masco Corp.	8,712	525,943
†Masterbrand, Inc.	8,148	67,710
†Modine Manufacturing Co.	3,252	704,741
Owens Corning	7,740	837,623
Quanex Building Products Corp.	4,360	78,349
†Resideo Technologies, Inc.	13,286	447,871
Simpson Manufacturing Co., Inc.	2,782	477,447
Tecnoglass, Inc.	1,413	62,949
Trane Technologies PLC	5,149	2,145,794
†Trex Co., Inc.	6,320	230,174
UFP Industries, Inc.	4,018	370,138
Zurn Elkay Water Solutions Corp.	3,018	135,327
		15,027,410
Capital Markets–3.30%
Acadian Asset Management, Inc.	2,445	133,057
Affiliated Managers Group, Inc.	2,555	706,968
Ameriprise Financial, Inc.	4,213	1,872,257
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
ARES Management Corp. Class A	2,453	$267,622
Artisan Partners Asset Management, Inc. Class A	3,789	137,882
Bank of New York Mellon Corp.	21,909	2,599,065
BGC Group, Inc. Class A	25,841	252,725
Blackrock, Inc.	2,331	2,241,746
Blackstone, Inc.	9,142	1,051,239
Carlyle Group, Inc.	14,680	710,365
Cboe Global Markets, Inc.	3,883	1,091,395
Charles Schwab Corp.	32,340	3,039,313
CME Group, Inc.	5,764	1,702,397
Cohen & Steers, Inc.	4,071	254,641
†Coinbase Global, Inc. Class A	3,634	634,533
Diamond Hill Investment Group, Inc.	442	76,068
DigitalBridge Group, Inc.	3,152	48,604
†Donnelley Financial Solutions, Inc.	2,708	127,655
Evercore, Inc. Class A	2,409	719,111
FactSet Research Systems, Inc.	1,701	369,100
Federated Hermes, Inc.	6,392	362,490
Franklin Resources, Inc.	20,323	480,029
Goldman Sachs Group, Inc.	7,942	6,718,853
Hamilton Lane, Inc. Class A	1,959	194,725
Houlihan Lokey, Inc.	2,921	419,514
Interactive Brokers Group, Inc. Class A	6,232	417,980
Intercontinental Exchange, Inc.	12,093	1,901,987
Invesco Ltd.	28,923	702,540
Janus Henderson Group PLC	11,212	575,960
Jefferies Financial Group, Inc.	12,164	502,008
KKR & Co., Inc.	8,709	805,582
Lazard, Inc.	3,063	130,116
LPL Financial Holdings, Inc.	3,724	1,120,291
MarketAxess Holdings, Inc.	1,677	276,671
Moody's Corp.	3,871	1,688,724
Morgan Stanley	35,904	5,908,721
Morningstar, Inc.	2,645	447,137
MSCI, Inc.	1,935	1,042,984
Nasdaq, Inc.	17,227	1,462,400
Northern Trust Corp.	7,854	1,096,183
†Open Lending Corp. Class A	1,499	1,874
Oppenheimer Holdings, Inc. Class A	566	50,481
Piper Sandler Cos.	4,512	345,394
PJT Partners, Inc. Class A	887	123,932
Raymond James Financial, Inc.	8,121	1,175,840
†Robinhood Markets, Inc. Class A	11,242	779,071
LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
S&P Global, Inc.	5,065	$2,154,347
SEI Investments Co.	9,050	710,153
State Street Corp.	10,298	1,303,315
Stifel Financial Corp.	9,814	725,451
†StoneX Group, Inc.	5,832	470,351
T. Rowe Price Group, Inc.	9,926	894,730
TPG, Inc.	1,488	60,279
Tradeweb Markets, Inc. Class A	4,301	506,056
Victory Capital Holdings, Inc. Class A	3,143	205,804
Virtu Financial, Inc. Class A	8,744	384,561
Virtus Investment Partners, Inc.	594	79,804
Westwood Holdings Group, Inc.	147	2,421
WisdomTree, Inc.	12,702	184,941
		54,449,443
Chemicals–1.63%
AdvanSix, Inc.	2,954	72,078
Air Products & Chemicals, Inc.	4,756	1,381,570
Albemarle Corp.	3,911	702,142
†American Vanguard Corp.	3,629	9,036
Ashland, Inc.	3,087	171,668
†Aspen Aerogels, Inc.	4,300	14,706
Avient Corp.	6,598	239,507
†Axalta Coating Systems Ltd.	21,171	586,437
Balchem Corp.	1,984	336,248
Cabot Corp.	4,541	341,983
Celanese Corp.	4,848	318,853
CF Industries Holdings, Inc.	14,281	1,854,245
Chemours Co.	6,490	142,975
Corteva, Inc.	20,820	1,742,842
Dow, Inc.	27,762	1,156,287
DuPont de Nemours, Inc.	12,964	593,751
Eastman Chemical Co.	7,160	546,451
Ecolab, Inc.	6,449	1,715,563
†Ecovyst, Inc.	11,383	146,385
Element Solutions, Inc.	19,266	657,741
FMC Corp.	5,172	89,062
Hawkins, Inc.	1,638	251,597
HB Fuller Co.	3,315	204,469
Huntsman Corp.	11,514	153,251
†Ingevity Corp.	2,971	211,624
Innospec, Inc.	1,778	129,830
International Flavors & Fragrances, Inc.	10,862	788,038
†Intrepid Potash, Inc.	612	26,175
Koppers Holdings, Inc.	1,784	69,005
Kronos Worldwide, Inc.	8,371	54,997
Linde PLC	9,954	4,934,795
†LSB Industries, Inc.	3,347	49,870
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
LyondellBasell Industries NV Class A	13,353	$1,075,718
Mativ Holdings, Inc.	2,000	17,400
Minerals Technologies, Inc.	2,114	149,925
Mosaic Co.	18,737	477,793
NewMarket Corp.	755	483,917
Olin Corp.	7,068	210,132
Orion SA	1,161	7,547
†Perimeter Solutions, Inc.	7,699	188,010
PPG Industries, Inc.	8,250	881,760
Quaker Chemical Corp.	333	41,369
†Rayonier Advanced Materials, Inc.	8,749	96,851
RPM International, Inc.	7,154	711,108
Sensient Technologies Corp.	3,297	284,993
Sherwin-Williams Co.	5,732	1,837,393
Solstice Advanced Materials, Inc.	3,813	290,398
Stepan Co.	1,698	84,866
Tronox Holdings PLC	12,136	118,569
Westlake Corp.	2,797	326,746
		26,977,676
Commercial Services & Supplies–0.78%
ABM Industries, Inc.	5,293	203,886
ACCO Brands Corp.	11,109	33,327
†ACV Auctions, Inc. Class A	1,324	5,614
Brady Corp. Class A	3,406	276,703
†BrightView Holdings, Inc.	4,456	52,536
Brink's Co.	2,796	289,749
†Casella Waste Systems, Inc. Class A	2,209	175,262
†Cimpress PLC	1,769	129,137
Cintas Corp.	8,361	1,414,180
†Civeo Corp.	683	18,072
†Clean Harbors, Inc.	5,901	1,691,994
†Copart, Inc.	16,096	534,387
Deluxe Corp.	4,595	126,546
Ennis, Inc.	3,323	71,179
†Enviri Corp.	9,121	178,954
†Healthcare Services Group, Inc.	2,712	50,308
HNI Corp.	5,982	199,739
Interface, Inc.	5,970	148,772
†Liquidity Services, Inc.	356	10,883
MillerKnoll, Inc.	5,200	75,192
†Montrose Environmental Group, Inc.	573	12,543
MSA Safety, Inc.	1,744	285,929
†OPENLANE, Inc.	10,378	302,519
Quad/Graphics, Inc.	5,244	34,663
Republic Services, Inc.	9,295	2,035,791
Rollins, Inc.	14,637	781,762
Tetra Tech, Inc.	15,865	477,854
UniFirst Corp.	1,252	314,991
LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Veralto Corp.	8,291	$733,090
†Vestis Corp.	9,019	70,889
Waste Management, Inc.	9,347	2,147,847
		12,884,298
Communications Equipment–0.97%
†Applied Optoelectronics, Inc.	2,558	216,381
†Arista Networks, Inc.	14,122	1,733,899
†Aviat Networks, Inc.	681	15,397
†Calix, Inc.	3,340	163,627
†Ciena Corp.	6,936	2,692,763
Cisco Systems, Inc.	55,717	4,323,082
†Clearfield, Inc.	700	18,529
†Comtech Telecommunications Corp.	2,467	8,190
†Digi International, Inc.	2,900	139,780
†F5, Inc.	3,838	1,110,449
†Harmonic, Inc.	8,852	79,491
†Lumentum Holdings, Inc.	3,547	2,492,690
Motorola Solutions, Inc.	4,253	1,845,674
†NETGEAR, Inc.	3,638	79,454
†NetScout Systems, Inc.	6,463	205,459
†Ribbon Communications, Inc.	7,554	16,014
†Viasat, Inc.	6,887	315,425
†Viavi Solutions, Inc.	13,760	457,933
†Vistance Networks, Inc.	2,335	42,497
		15,956,734
Construction & Engineering–0.86%
AECOM	6,721	570,075
†Ameresco, Inc. Class A	1,754	44,727
†API Group Corp.	10,626	430,566
Arcosa, Inc.	3,673	389,852
Argan, Inc.	1,122	611,097
†Bowman Consulting Group Ltd.	773	21,984
†Cadeler AS ADR	446	10,494
Comfort Systems USA, Inc.	1,611	2,221,553
†Construction Partners, Inc. Class A	2,698	299,802
†Dycom Industries, Inc.	2,610	884,320
EMCOR Group, Inc.	1,829	1,350,369
†Everus Construction Group, Inc.	3,038	358,666
†Fluor Corp.	6,492	302,852
Granite Construction, Inc.	3,330	399,200
†Great Lakes Dredge & Dock Corp.	8,569	145,673
†IES Holdings, Inc.	955	455,029
†Limbach Holdings, Inc.	595	46,440
†MasTec, Inc.	4,706	1,514,108
†Matrix Service Co.	3,017	34,635
†MYR Group, Inc.	909	256,629
†NWPX Infrastructure, Inc.	417	32,468
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Primoris Services Corp.	4,046	$578,740
Quanta Services, Inc.	2,152	1,181,491
†Sterling Infrastructure, Inc.	2,066	841,420
Tutor Perini Corp.	5,568	429,794
Valmont Industries, Inc.	1,472	588,167
WillScot Holdings Corp.	15,344	266,372
		14,266,523
Construction Materials–0.31%
CRH PLC	13,432	1,411,972
Eagle Materials, Inc.	3,675	696,229
†Knife River Corp.	3,862	315,332
Martin Marietta Materials, Inc.	2,184	1,285,677
U.S. Lime & Minerals, Inc.	740	96,652
Vulcan Materials Co.	4,861	1,323,650
		5,129,512
Consumer Finance–0.79%
Ally Financial, Inc.	19,931	781,893
American Express Co.	12,646	3,825,162
†Atlanticus Holdings Corp.	1,483	77,813
Bread Financial Holdings, Inc.	4,174	312,591
Capital One Financial Corp.	14,001	2,554,203
†Credit Acceptance Corp.	761	322,253
†Encore Capital Group, Inc.	2,403	168,498
†Enova International, Inc.	2,270	308,334
†EZCORP, Inc. Class A	6,690	169,792
FirstCash Holdings, Inc.	3,693	694,284
†Green Dot Corp. Class A	3,997	44,846
†LendingClub Corp.	11,516	164,909
†LendingTree, Inc.	513	21,998
Navient Corp.	9,256	75,714
Nelnet, Inc. Class A	2,378	306,667
†NerdWallet, Inc. Class A	3,266	33,901
OneMain Holdings, Inc.	11,443	612,086
†PRA Group, Inc.	3,756	65,730
PROG Holdings, Inc.	2,385	68,426
Regional Management Corp.	1,098	35,411
SLM Corp.	18,727	400,945
†SoFi Technologies, Inc.	35,507	563,851
Synchrony Financial	20,162	1,371,419
†World Acceptance Corp.	483	65,224
		13,045,950
Consumer Staples Distribution & Retail–2.11%
Albertsons Cos., Inc. Class A	31,435	535,652
Andersons, Inc.	2,651	190,289
†BJ's Wholesale Club Holdings, Inc.	10,299	1,013,628
Casey's General Stores, Inc.	2,011	1,463,726
†Chefs' Warehouse, Inc.	2,580	153,381
Costco Wholesale Corp.	8,194	8,164,747
Dollar General Corp.	8,239	978,217
LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†Dollar Tree, Inc.	9,007	$986,357
†Grocery Outlet Holding Corp.	1,953	13,769
†HF Foods Group, Inc.	4,692	8,680
Ingles Markets, Inc. Class A	1,101	98,969
Kroger Co.	42,629	3,084,634
†Maplebear, Inc.	9,399	352,087
Natural Grocers by Vitamin Cottage, Inc.	3,652	94,404
†Performance Food Group Co.	10,305	882,726
PriceSmart, Inc.	1,845	277,673
†Sprouts Farmers Market, Inc.	7,452	574,773
Sysco Corp.	17,582	1,254,124
Target Corp.	18,758	2,273,470
†U.S. Foods Holding Corp.	16,963	1,564,158
†United Natural Foods, Inc.	6,297	283,743
Village Super Market, Inc. Class A	618	26,098
Walmart, Inc.	83,755	10,409,071
Weis Markets, Inc.	2,619	179,113
		34,863,489
Containers & Packaging–0.51%
Amcor PLC	29,030	1,153,942
AptarGroup, Inc.	4,355	548,817
Ardagh Metal Packaging SA	6,180	25,029
Avery Dennison Corp.	4,042	697,973
Ball Corp.	14,967	884,699
Crown Holdings, Inc.	7,001	701,850
Graphic Packaging Holding Co.	30,435	302,524
Greif, Inc. Class A	3,741	261,185
International Paper Co.	16,118	575,413
Myers Industries, Inc.	2,920	61,846
†O-I Glass, Inc.	15,403	161,886
Packaging Corp. of America	7,234	1,535,199
†Ranpak Holdings Corp.	2,426	8,661
Silgan Holdings, Inc.	8,214	318,703
Smurfit Westrock PLC	17,190	685,021
Sonoco Products Co.	7,856	424,931
TriMas Corp.	3,949	141,927
		8,489,606
Distributors–0.10%
Genuine Parts Co.	8,090	855,517
Gold.com, Inc.	1,648	66,052
LKQ Corp.	12,418	364,717
Pool Corp.	1,930	390,497
Weyco Group, Inc.	723	23,172
		1,699,955
Diversified Consumer Services–0.29%
ADT, Inc.	33,492	220,042
†American Public Education, Inc.	2,213	125,875
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Bright Horizons Family Solutions, Inc.	3,064	$251,646
Carriage Services, Inc.	1,873	85,521
†Chegg, Inc.	2,936	2,176
†Coursera, Inc.	7,019	40,851
†Covista, Inc.	2,912	335,608
†Driven Brands Holdings, Inc.	3,542	44,665
†Duolingo, Inc.	948	93,444
†Frontdoor, Inc.	4,718	249,394
Graham Holdings Co. Class B	306	323,522
†Grand Canyon Education, Inc.	1,909	324,587
H&R Block, Inc.	5,685	180,442
†Laureate Education, Inc.	2,483	86,508
†Liberty Live Holdings, Inc. Class A	5,359	500,475
Matthews International Corp. Class A	2,172	56,081
†Mister Car Wash, Inc.	6,772	47,201
OneSpaWorld Holdings Ltd.	4,641	106,511
Perdoceo Education Corp.	6,682	248,637
Service Corp. International	10,003	825,348
Strategic Education, Inc.	2,155	178,779
†Stride, Inc.	4,231	373,047
†Universal Technical Institute, Inc.	3,270	118,047
		4,818,407
Diversified Telecommunication Services–1.37%
†Anterix, Inc.	1,256	47,967
†AST SpaceMobile, Inc.	878	72,760
AT&T, Inc.	223,673	6,484,280
ATN International, Inc.	2,414	65,709
†Bandwidth, Inc. Class A	2,736	48,756
Comcast Corp. Class A	180,071	5,169,838
†GCI Liberty, Inc. Class A	1,783	66,257
IDT Corp. Class B	2,430	119,313
Iridium Communications, Inc.	9,651	267,719
†Liberty Global Ltd. Class A	19,127	228,745
†Liberty Latin America Ltd. Class A	11,079	97,220
†Lumen Technologies, Inc.	12,519	87,007
Shenandoah Telecommunications Co.	4,651	71,718
Verizon Communications, Inc.	194,258	9,751,752
		22,579,041
Electric Utilities–1.42%
Alliant Energy Corp.	9,792	702,674
American Electric Power Co., Inc.	12,638	1,656,589
Constellation Energy Corp.	6,309	1,761,788
Duke Energy Corp.	15,345	2,009,274
LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Edison International	13,025	$953,170
Entergy Corp.	11,406	1,281,578
Evergy, Inc.	7,526	616,530
Eversource Energy	10,209	707,280
Exelon Corp.	26,594	1,303,638
FirstEnergy Corp.	15,234	771,755
Genie Energy Ltd. Class B	2,298	32,494
†Hawaiian Electric Industries, Inc.	8,248	122,400
IDACORP, Inc.	3,088	441,491
MGE Energy, Inc.	1,973	152,493
NextEra Energy, Inc.	40,597	3,770,649
NRG Energy, Inc.	8,142	1,189,872
OGE Energy Corp.	8,515	408,380
†Oklo, Inc.	874	43,342
Otter Tail Corp.	2,220	194,849
PG&E Corp.	22,397	393,515
Pinnacle West Capital Corp.	5,231	527,023
Portland General Electric Co.	5,391	284,483
PPL Corp.	19,594	748,491
Southern Co.	21,766	2,100,854
TXNM Energy, Inc.	1,481	86,579
Xcel Energy, Inc.	14,781	1,174,203
		23,435,394
Electrical Equipment–1.15%
Acuity, Inc.	2,185	612,281
Allient, Inc.	980	57,908
†American Superconductor Corp.	1,761	59,610
AMETEK, Inc.	8,278	1,774,472
Atkore, Inc.	1,795	105,743
†Bloom Energy Corp. Class A	791	107,173
Eaton Corp. PLC	5,727	2,048,376
Emerson Electric Co.	10,417	1,364,835
EnerSys	3,479	604,372
†FuelCell Energy, Inc.	834	5,446
GE Vernova, Inc.	3,921	3,422,641
†Generac Holdings, Inc.	1,996	389,879
Hubbell, Inc.	2,722	1,335,794
LSI Industries, Inc.	2,323	43,208
†Nextpower, Inc. Class A	4,582	552,360
nVent Electric PLC	8,024	949,079
†Plug Power, Inc.	4,000	9,040
Powell Industries, Inc.	870	470,740
Preformed Line Products Co.	206	55,774
Regal Rexnord Corp.	3,774	706,719
Rockwell Automation, Inc.	3,123	1,120,782
Sensata Technologies Holding PLC	10,828	381,362
†Shoals Technologies Group, Inc. Class A	3,212	21,135
†Sunrun, Inc.	12,414	168,334
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Thermon Group Holdings, Inc.	2,031	$102,362
Vertiv Holdings Co. Class A	8,991	2,252,965
†Vicor Corp.	1,501	241,661
		18,964,051
Electronic Equipment, Instruments & Components–1.55%
Advanced Energy Industries, Inc.	1,950	629,285
Amphenol Corp. Class A	27,098	3,423,832
†Arrow Electronics, Inc.	4,495	644,628
Avnet, Inc.	7,659	471,948
Badger Meter, Inc.	1,528	232,791
Bel Fuse, Inc. Class B	852	168,679
Belden, Inc.	2,793	320,720
Benchmark Electronics, Inc.	3,874	217,177
CDW Corp.	5,099	617,081
Cognex Corp.	7,440	364,486
†Coherent Corp.	5,209	1,240,836
Corning, Inc.	13,761	1,871,083
Crane NXT Co.	3,815	154,851
CTS Corp.	2,424	115,770
†Daktronics, Inc.	4,546	88,874
ePlus, Inc.	2,428	182,707
†Fabrinet	1,900	990,888
†Flex Ltd.	24,005	1,571,367
†Insight Enterprises, Inc.	2,044	136,968
†IPG Photonics Corp.	3,160	362,104
†Itron, Inc.	2,913	261,092
Jabil, Inc.	4,789	1,272,102
†Keysight Technologies, Inc.	4,295	1,212,779
†Kimball Electronics, Inc.	343	8,126
†Knowles Corp.	7,337	188,414
Littelfuse, Inc.	2,042	692,953
Methode Electronics, Inc.	3,476	19,188
†Mirion Technologies, Inc.	5,893	109,551
Napco Security Technologies, Inc.	1,900	74,841
†nLight, Inc.	2,861	163,134
†Novanta, Inc.	1,853	218,858
†OSI Systems, Inc.	1,275	338,525
PC Connection, Inc.	2,421	141,532
†Plexus Corp.	1,891	383,003
Ralliant Corp.	4,364	181,499
Richardson Electronics Ltd.	2,073	22,699
†Rogers Corp.	1,279	137,275
†Sanmina Corp.	5,268	682,944
†ScanSource, Inc.	2,396	86,975
†SmartRent, Inc.	9,964	14,946
TD SYNNEX Corp.	5,032	848,949
TE Connectivity PLC	8,707	1,819,937
†Teledyne Technologies, Inc.	1,529	925,060
†TTM Technologies, Inc.	10,770	1,049,213
Vishay Intertechnology, Inc.	7,940	142,920
†Vishay Precision Group, Inc.	858	37,254
LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Vontier Corp.	10,620	$376,691
†Zebra Technologies Corp. Class A	1,852	387,216
		25,603,751
Energy Equipment & Services–0.73%
Archrock, Inc.	13,582	472,654
Baker Hughes Co.	31,272	1,909,156
Bristow Group, Inc.	670	31,416
Cactus, Inc. Class A	3,339	158,168
Core Laboratories, Inc.	3,764	63,198
†DMC Global, Inc.	1,792	9,336
†Expro Group Holdings NV	4,117	71,677
†Forum Energy Technologies, Inc.	581	34,081
Halliburton Co.	38,126	1,486,533
†Helix Energy Solutions Group, Inc.	13,767	136,156
Helmerich & Payne, Inc.	5,699	205,335
†Innovex International, Inc.	4,298	104,828
Kodiak Gas Services, Inc.	3,082	179,742
Liberty Energy, Inc.	13,753	396,086
†Mammoth Energy Services, Inc.	3,494	8,560
†Nabors Industries Ltd.	845	72,721
Noble Corp. PLC	7,063	346,581
NOV, Inc.	21,887	411,694
†Oceaneering International, Inc.	8,677	307,773
†Oil States International, Inc.	6,670	77,639
Patterson-UTI Energy, Inc.	6,454	69,897
†ProPetro Holding Corp.	7,913	114,026
RPC, Inc.	14,752	104,444
†SEACOR Marine Holdings, Inc.	2,951	21,129
†Seadrill Ltd.	1,119	50,915
Select Water Solutions, Inc.	10,426	159,518
SLB Ltd.	42,390	2,178,422
Solaris Energy Infrastructure, Inc. Class A	2,482	140,258
TechnipFMC PLC	23,509	1,625,177
†TETRA Technologies, Inc.	6,536	55,687
†Tidewater, Inc.	1,101	91,989
†Transocean Ltd.	38,916	258,013
†Valaris Ltd.	2,689	263,630
Weatherford International PLC	5,032	475,927
		12,092,366
Entertainment–1.22%
†Atlanta Braves Holdings, Inc. Class A	2,109	92,698
Cinemark Holdings, Inc.	8,070	230,156
Electronic Arts, Inc.	6,314	1,287,235
†IMAX Corp.	3,351	127,372
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Liberty Media Corp.-Liberty Formula One Class A	8,778	$740,532
†Lionsgate Studios Corp.	18,814	180,426
†Live Nation Entertainment, Inc.	7,565	1,153,738
†Madison Square Garden Entertainment Corp.	2,599	153,107
Marcus Corp.	2,728	46,840
†Netflix, Inc.	78,670	7,564,120
†ROBLOX Corp. Class A	5,329	301,408
†Roku, Inc.	3,130	296,161
†Sphere Entertainment Co.	2,782	326,607
†Spotify Technology SA	1,414	685,663
†Starz Entertainment Corp.	1,254	14,421
†Take-Two Interactive Software, Inc.	2,987	589,933
TKO Group Holdings, Inc.	1,365	275,252
Walt Disney Co.	36,996	3,565,674
†Warner Bros Discovery, Inc.	88,464	2,429,221
Warner Music Group Corp. Class A	2,536	64,769
		20,125,333
Financial Services–3.26%
†Affirm Holdings, Inc.	7,184	329,171
Apollo Global Management, Inc.	11,609	1,293,475
†Berkshire Hathaway, Inc. Class B	37,368	17,906,746
†Block, Inc.	7,769	467,538
†Cantaloupe, Inc.	2,736	29,576
Cass Information Systems, Inc.	1,874	82,493
Corebridge Financial, Inc.	34,913	833,024
†Corpay, Inc.	4,205	1,223,613
Enact Holdings, Inc.	1,869	76,274
Equitable Holdings, Inc.	14,715	546,074
Essent Group Ltd.	9,087	531,044
†Euronet Worldwide, Inc.	4,413	292,891
EVERTEC, Inc.	623	17,581
Federal Agricultural Mortgage Corp. Class C	874	129,658
Fidelity National Information Services, Inc.	18,405	863,379
†Fiserv, Inc.	12,330	688,014
†Flywire Corp.	2,304	26,819
Global Payments, Inc.	8,159	549,101
†International Money Express, Inc.	2,436	38,489
Jack Henry & Associates, Inc.	3,078	486,447
Jackson Financial, Inc. Class A	3,086	326,252
†Marqeta, Inc. Class A	7,290	29,743
Mastercard, Inc. Class A	20,278	10,132,105
LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Merchants Bancorp	1,218	$52,264
MGIC Investment Corp.	19,607	514,684
†NCR Atleos Corp.	5,693	248,101
†NMI Holdings, Inc. Class A	7,717	289,465
†Onity Group, Inc.	819	32,162
†Paymentus Holdings, Inc. Class A	2,017	51,232
†Payoneer Global, Inc.	9,310	44,967
PayPal Holdings, Inc.	31,185	1,410,497
†Paysafe Ltd.	3,600	24,516
PennyMac Financial Services, Inc.	1,310	114,494
Radian Group, Inc.	12,361	408,902
†Remitly Global, Inc.	4,416	69,199
†Repay Holdings Corp.	5,100	13,260
†Rocket Cos., Inc. Class A	44,969	640,808
†Toast, Inc. Class A	7,723	204,737
†Velocity Financial, Inc.	535	9,678
Visa, Inc. Class A	37,774	11,416,814
Voya Financial, Inc.	8,511	581,471
Walker & Dunlop, Inc.	2,443	108,420
Waterstone Financial, Inc.	3,925	70,768
Western Union Co.	21,608	188,638
†WEX, Inc.	3,024	462,793
		53,857,377
Food Products–0.75%
Alico, Inc.	234	9,655
Archer-Daniels-Midland Co.	8,837	642,361
B&G Foods, Inc.	5,511	26,508
Bunge Global SA	6,999	890,273
Calavo Growers, Inc.	1,666	42,966
Cal-Maine Foods, Inc.	3,432	271,643
Campbell's Co.	16,121	359,015
Conagra Brands, Inc.	20,072	315,532
†Darling Ingredients, Inc.	8,222	508,531
Dole PLC	4,165	59,518
†Farmer Bros Co.	400	508
Flowers Foods, Inc.	13,824	112,666
Fresh Del Monte Produce, Inc.	4,948	199,206
†Freshpet, Inc.	1,480	87,261
General Mills, Inc.	24,450	910,029
†Hain Celestial Group, Inc.	7,400	5,164
Hershey Co.	5,034	1,046,518
Hormel Foods Corp.	18,651	422,445
Ingredion, Inc.	5,139	578,960
J&J Snack Foods Corp.	984	78,002
J.M. Smucker Co.	5,410	521,740
John B Sanfilippo & Son, Inc.	748	59,339
Kraft Heinz Co.	31,697	712,865
Lamb Weston Holdings, Inc.	5,940	251,024
Marzetti Co.	1,572	217,455
McCormick & Co., Inc.	9,201	464,091
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	28,823	$1,661,358
Pilgrim's Pride Corp.	10,200	385,152
†Post Holdings, Inc.	4,512	446,056
Seaboard Corp.	14	79,156
†Simply Good Foods Co.	7,603	109,103
Tootsie Roll Industries, Inc.	1,687	72,075
Tyson Foods, Inc. Class A	12,030	770,762
Utz Brands, Inc.	3,854	30,524
†Vital Farms, Inc.	2,677	37,799
		12,385,260
Gas Utilities–0.22%
Atmos Energy Corp.	4,359	805,195
Chesapeake Utilities Corp.	776	98,063
MDU Resources Group, Inc.	18,965	392,955
National Fuel Gas Co.	5,275	495,639
New Jersey Resources Corp.	8,468	465,063
Northwest Natural Holding Co.	2,733	145,450
ONE Gas, Inc.	2,955	254,514
Southwest Gas Holdings, Inc.	3,302	286,944
Spire, Inc.	3,336	302,041
UGI Corp.	11,119	404,954
		3,650,818
Ground Transportation–1.08%
ArcBest Corp.	1,512	148,720
Covenant Logistics Group, Inc.	2,834	76,943
CSX Corp.	68,716	2,820,792
FTAI Infrastructure, Inc.	4,825	23,836
Heartland Express, Inc.	6,467	67,257
†Hertz Global Holdings, Inc.	17,404	80,232
JB Hunt Transport Services, Inc.	6,558	1,389,640
Knight-Swift Transportation Holdings, Inc.	10,537	606,721
Landstar System, Inc.	1,735	278,138
†Lyft, Inc. Class A	6,092	81,024
Marten Transport Ltd.	6,469	84,938
Norfolk Southern Corp.	6,599	1,893,913
Old Dominion Freight Line, Inc.	6,312	1,233,365
†PAMT Corp.	1,224	10,343
†RXO, Inc.	9,670	141,375
Ryder System, Inc.	5,398	1,105,025
†Saia, Inc.	1,186	416,618
Schneider National, Inc. Class B	6,237	164,407
†Uber Technologies, Inc.	19,994	1,438,168
†U-Haul Holding Co.	12,126	546,840
Union Pacific Corp.	15,103	3,664,290
Universal Logistics Holdings, Inc.	2,500	52,850
LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Werner Enterprises, Inc.	4,283	$125,963
†XPO, Inc.	6,691	1,301,734
		17,753,132
Health Care Equipment & Supplies–1.47%
Abbott Laboratories	33,572	3,446,837
†Align Technology, Inc.	2,128	364,803
†AngioDynamics, Inc.	5,678	64,559
†Artivion, Inc.	3,491	127,840
†AtriCure, Inc.	1,380	39,371
†Avanos Medical, Inc.	4,232	59,290
†Axogen, Inc.	3,071	101,742
Baxter International, Inc.	20,388	342,518
Becton Dickinson & Co.	6,238	980,801
†Bioventus, Inc. Class A	3,090	28,212
†Boston Scientific Corp.	19,203	1,204,988
CONMED Corp.	1,948	68,881
†Cooper Cos., Inc.	8,507	608,250
Dentsply Sirona, Inc.	11,110	128,876
†Dexcom, Inc.	9,408	590,822
†Edwards Lifesciences Corp.	13,454	1,077,396
Embecta Corp.	1,053	9,309
†Enovis Corp.	3,676	83,629
†Envista Holdings Corp.	10,550	267,654
GE HealthCare Technologies, Inc.	16,357	1,164,291
†Globus Medical, Inc. Class A	2,238	192,826
†Haemonetics Corp.	2,876	162,091
†ICU Medical, Inc.	1,184	152,914
†IDEXX Laboratories, Inc.	2,544	1,429,448
†Inogen, Inc.	1,392	8,603
†Inspire Medical Systems, Inc.	361	18,620
†Insulet Corp.	2,284	479,275
†Integer Holdings Corp.	2,452	215,776
†Integra LifeSciences Holdings Corp.	4,660	43,897
†Intuitive Surgical, Inc.	4,360	2,009,916
iRadimed Corp.	465	44,761
†Lantheus Holdings, Inc.	4,262	323,273
LeMaitre Vascular, Inc.	1,018	111,135
†LENSAR, Inc.	1,658	9,882
†LivaNova PLC	3,345	212,608
†Masimo Corp.	524	93,204
Medtronic PLC	25,795	2,235,137
†Merit Medical Systems, Inc.	3,296	227,193
†=OmniAb, Inc. Earnout Shares	435	0
†=OmniAb, Inc. Earnout Shares.	435	0
†Omnicell, Inc.	2,223	74,204
†OraSure Technologies, Inc.	3,636	10,908
†Orthofix Medical, Inc.	3,866	44,343
†OrthoPediatrics Corp.	984	15,616
†Penumbra, Inc.	873	286,667
†QuidelOrtho Corp.	744	12,224
ResMed, Inc.	4,522	1,015,099
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†RxSight, Inc.	1,447	$8,914
†SI-BONE, Inc.	2,500	31,575
†Solventum Corp.	2,726	178,008
†STAAR Surgical Co.	700	13,090
STERIS PLC	3,660	809,336
Stryker Corp.	5,551	1,824,003
†Tactile Systems Technology, Inc.	3,443	89,966
Teleflex, Inc.	1,857	222,116
†TransMedics Group, Inc.	454	45,132
†UFP Technologies, Inc.	348	67,373
Utah Medical Products, Inc.	166	10,290
†Varex Imaging Corp.	3,549	37,655
Zimmer Biomet Holdings, Inc.	8,329	753,108
		24,280,255
Health Care Providers & Services–1.77%
†Acadia Healthcare Co., Inc.	5,457	127,639
†Accendra Health, Inc.	2,946	6,717
†AdaptHealth Corp.	6,653	79,171
†Addus HomeCare Corp.	1,490	139,539
†agilon health, Inc.	437	3,457
†AMN Healthcare Services, Inc.	3,474	63,713
†Astrana Health, Inc.	2,925	71,721
†BrightSpring Health Services, Inc.	3,705	157,870
†Brookdale Senior Living, Inc.	20,953	286,637
Cardinal Health, Inc.	6,266	1,324,068
†Castle Biosciences, Inc.	1,800	44,190
Cencora, Inc.	5,599	1,758,870
†Centene Corp.	17,165	561,982
Chemed Corp.	941	355,453
Cigna Group	8,739	2,331,128
†Community Health Systems, Inc.	14,031	41,251
Concentra Group Holdings Parent, Inc.	10,679	229,065
†CorVel Corp.	3,449	188,488
†Cross Country Healthcare, Inc.	2,295	21,573
CVS Health Corp.	28,367	2,037,318
†DaVita, Inc.	3,258	500,722
Elevance Health, Inc.	5,599	1,639,107
Encompass Health Corp.	8,107	784,190
†Enhabit, Inc.	5,241	73,846
Ensign Group, Inc.	4,158	837,837
†Fulgent Genetics, Inc.	3,138	49,894
†Guardant Health, Inc.	812	75,004
HCA Healthcare, Inc.	3,106	1,469,883
†HealthEquity, Inc.	2,091	174,745
†Henry Schein, Inc.	6,745	497,107
Humana, Inc.	3,331	577,562
Labcorp Holdings, Inc.	3,473	926,631
LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
McKesson Corp.	2,416	$2,090,710
†Molina Healthcare, Inc.	2,528	336,982
National HealthCare Corp.	1,217	194,355
National Research Corp.	414	7,030
†NeoGenomics, Inc.	6,172	45,796
†OPKO Health, Inc.	26,983	30,761
†Option Care Health, Inc.	8,414	226,505
†Pediatrix Medical Group, Inc.	8,411	179,911
†Pennant Group, Inc.	2,839	86,533
†Privia Health Group, Inc.	4,493	92,421
†Progyny, Inc.	1,799	30,547
Quest Diagnostics, Inc.	4,790	938,744
†RadNet, Inc.	2,573	143,805
Select Medical Holdings Corp.	9,121	148,581
†Surgery Partners, Inc.	2,745	32,720
†Tenet Healthcare Corp.	9,114	1,719,903
U.S. Physical Therapy, Inc.	1,000	74,960
UnitedHealth Group, Inc.	16,805	4,547,265
Universal Health Services, Inc. Class B	4,342	777,088
		29,140,995
Health Care Technology–0.05%
†American Well Corp. Class A	668	3,514
†Certara, Inc.	5,749	32,769
†Definitive Healthcare Corp.	5,123	6,301
†Doximity, Inc. Class A	3,034	70,692
†Evolent Health, Inc. Class A	7,583	17,289
†GoodRx Holdings, Inc. Class A	3,965	7,772
HealthStream, Inc.	2,606	53,970
†Phreesia, Inc.	2,143	17,958
†Schrodinger, Inc.	1,980	22,493
†Simulations Plus, Inc.	1,079	12,754
†Teladoc Health, Inc.	5,765	31,419
†TruBridge, Inc.	971	14,216
†Veeva Systems, Inc. Class A	2,983	523,994
†Waystar Holding Corp.	256	6,172
		821,313
Hotels, Restaurants & Leisure–1.85%
†Airbnb, Inc. Class A	5,513	696,182
Aramark	18,038	731,260
†Biglari Holdings, Inc. Class B	1	330
†BJ's Restaurants, Inc.	1,988	69,779
Bloomin' Brands, Inc.	5,220	28,188
Booking Holdings, Inc.	614	2,585,136
Boyd Gaming Corp.	3,303	271,441
†Brinker International, Inc.	3,136	447,727
†Caesars Entertainment, Inc.	9,211	243,447
Carnival Corp.	51,737	1,338,954
†Cava Group, Inc.	1,819	147,157
Cheesecake Factory, Inc.	3,055	167,261
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chipotle Mexican Grill, Inc.	33,192	$1,062,476
Choice Hotels International, Inc.	2,330	241,155
Churchill Downs, Inc.	3,270	293,744
Cracker Barrel Old Country Store, Inc.	1,445	40,619
Darden Restaurants, Inc.	5,006	981,376
†Dave & Buster's Entertainment, Inc.	2,917	31,591
Dine Brands Global, Inc.	793	20,808
Domino's Pizza, Inc.	1,117	400,768
†DoorDash, Inc. Class A	4,326	649,549
†Dutch Bros, Inc. Class A	1,237	62,666
†El Pollo Loco Holdings, Inc.	3,990	55,301
Expedia Group, Inc.	4,278	987,747
†First Watch Restaurant Group, Inc.	5,102	53,469
†Flutter Entertainment PLC	2,758	281,178
†Global Business Travel Group I	2,436	13,593
Golden Entertainment, Inc.	2,073	55,328
†Hilton Grand Vacations, Inc.	2,114	82,700
Hilton Worldwide Holdings, Inc.	5,784	1,758,799
Hyatt Hotels Corp. Class A	2,033	292,325
Krispy Kreme, Inc.	3,368	11,418
Las Vegas Sands Corp.	18,162	978,569
†Life Time Group Holdings, Inc.	6,305	169,857
Marriott International, Inc. Class A	4,459	1,458,405
Marriott Vacations Worldwide Corp.	2,792	181,815
McDonald's Corp.	13,585	4,222,082
†MGM Resorts International	11,398	421,840
†Norwegian Cruise Line Holdings Ltd.	24,569	459,440
Papa John's International, Inc.	1,657	53,703
†Penn Entertainment, Inc.	9,276	139,418
†Planet Fitness, Inc. Class A	5,682	422,627
†Pursuit Attractions & Hospitality, Inc.	2,398	87,839
Red Rock Resorts, Inc. Class A	2,566	136,922
Royal Caribbean Cruises Ltd.	7,943	2,185,755
†Sabre Corp.	19,559	28,361
†Shake Shack, Inc. Class A	1,397	123,593
Starbucks Corp.	21,331	1,911,044
†Sweetgreen, Inc. Class A	4,300	22,317
Texas Roadhouse, Inc.	4,622	763,277
Travel & Leisure Co.	3,900	269,841
†United Parks & Resorts, Inc.	3,939	128,648
Vail Resorts, Inc.	1,849	237,264
Wendy's Co.	12,897	89,634
LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	415	$64,313
Wyndham Hotels & Resorts, Inc.	4,719	383,324
Wynn Resorts Ltd.	3,118	316,633
Yum! Brands, Inc.	7,403	1,151,018
		30,511,011
Household Durables–0.82%
†Beazer Homes USA, Inc.	1,618	31,130
†Cavco Industries, Inc.	524	253,768
Century Communities, Inc.	1,656	95,021
†Champion Homes, Inc.	3,677	273,459
DR Horton, Inc.	10,693	1,467,294
†Dream Finders Homes, Inc. Class A	3,347	46,590
Ethan Allen Interiors, Inc.	2,976	66,246
Flexsteel Industries, Inc.	262	11,774
Garmin Ltd.	6,913	1,603,885
†GoPro, Inc. Class A	2,300	1,771
†Green Brick Partners, Inc.	1,200	77,340
Hamilton Beach Brands Holding Co. Class A	400	7,580
†Helen of Troy Ltd.	1,542	22,236
Hooker Furnishings Corp.	1,803	23,223
†Hovnanian Enterprises, Inc. Class A	484	53,681
Installed Building Products, Inc.	1,527	404,884
KB Home	4,264	220,662
La-Z-Boy, Inc.	2,917	93,752
Leggett & Platt, Inc.	9,984	98,642
Lennar Corp. Class A	8,221	712,517
†LGI Homes, Inc.	1,623	64,157
†Lovesac Co.	1,377	20,338
†M/I Homes, Inc.	2,270	277,962
Meritage Homes Corp.	5,660	350,014
†Mohawk Industries, Inc.	2,934	288,882
Newell Brands, Inc.	25,447	87,283
†NVR, Inc.	224	1,476,122
PulteGroup, Inc.	11,163	1,312,880
†SharkNinja, Inc.	6,137	649,908
Somnigroup International, Inc.	9,791	723,751
†Sonos, Inc.	2,851	38,203
†Taylor Morrison Home Corp.	8,021	467,143
Toll Brothers, Inc.	7,077	965,798
†TopBuild Corp.	2,258	793,235
†Tri Pointe Homes, Inc.	3,949	184,537
†Universal Electronics, Inc.	1,276	5,257
Whirlpool Corp.	4,124	222,366
		13,493,291
Household Products–0.77%
†Central Garden & Pet Co.	4,619	150,779
Church & Dwight Co., Inc.	8,917	832,135
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Clorox Co.	4,176	$432,759
Colgate-Palmolive Co.	18,519	1,578,374
Energizer Holdings, Inc.	5,132	84,267
Kimberly-Clark Corp.	9,668	932,672
Procter & Gamble Co.	58,626	8,467,940
Reynolds Consumer Products, Inc.	1,713	36,281
Spectrum Brands Holdings, Inc.	1,520	112,024
WD-40 Co.	702	143,166
		12,770,397
Independent Power and Renewable Electricity Producers–0.21%
AES Corp.	23,697	333,891
Clearway Energy, Inc. Class A	6,859	269,177
†Hallador Energy Co.	3,076	50,077
†Montauk Renewables, Inc.	4,020	4,623
Ormat Technologies, Inc.	5,007	560,383
†Talen Energy Corp.	420	134,077
Vistra Corp.	13,620	2,047,495
		3,399,723
Industrial Conglomerates–0.30%
3M Co.	10,907	1,584,024
Honeywell International, Inc.	14,629	3,306,593
		4,890,617
Insurance–2.95%
Aflac, Inc.	16,168	1,773,791
Allstate Corp.	9,725	2,016,381
American Coastal Insurance Corp. Class C	1,612	18,135
American Financial Group, Inc.	6,291	803,424
American International Group, Inc.	20,610	1,550,902
AMERISAFE, Inc.	1,652	55,061
Aon PLC Class A	6,593	2,128,089
†Arch Capital Group Ltd.	14,765	1,417,292
Arthur J Gallagher & Co.	4,569	989,554
Assurant, Inc.	3,797	827,025
Assured Guaranty Ltd.	3,774	307,506
Axis Capital Holdings Ltd.	6,050	613,530
†Baldwin Insurance Group, Inc.	1,800	39,492
†Brighthouse Financial, Inc.	5,618	336,406
Brown & Brown, Inc.	11,195	730,026
Chubb Ltd.	8,253	2,689,900
Cincinnati Financial Corp.	6,091	958,419
CNO Financial Group, Inc.	2,788	114,475
Crawford & Co. Class A	2,669	26,788
Donegal Group, Inc. Class A	1,349	23,176
†eHealth, Inc.	2,423	3,126
Employers Holdings, Inc.	2,331	95,897
Erie Indemnity Co. Class A	918	230,703
LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Everest Group Ltd.	2,122	$693,576
F&G Annuities & Life, Inc.	2,790	70,643
Fidelity National Financial, Inc.	15,187	704,373
First American Financial Corp.	8,033	484,310
†Genworth Financial, Inc. Class A	37,029	300,675
Globe Life, Inc.	6,092	847,824
†Goosehead Insurance, Inc. Class A	1,176	50,168
†Greenlight Capital Re Ltd. Class A	4,459	77,096
Hanover Insurance Group, Inc.	3,084	534,611
Hartford Insurance Group, Inc.	17,352	2,346,511
HCI Group, Inc.	1,032	159,558
†Heritage Insurance Holdings, Inc.	3,747	98,359
Horace Mann Educators Corp.	4,184	178,573
James River Group Holdings, Inc.	3,086	19,442
Kemper Corp.	4,168	127,374
†Kestrel Group Ltd.	606	6,545
Kinsale Capital Group, Inc.	1,057	361,135
Loews Corp.	9,224	984,570
†Markel Group, Inc.	535	1,024,027
Marsh & McLennan Cos., Inc.	12,506	2,169,166
Mercury General Corp.	5,215	459,702
MetLife, Inc.	26,442	1,869,978
†NI Holdings, Inc.	900	11,601
†Octave Specialty Group, Inc.	3,737	17,377
Old Republic International Corp.	16,981	677,542
†Oscar Health, Inc. Class A	5,374	61,640
†Palomar Holdings, Inc.	897	107,191
Primerica, Inc.	3,737	936,044
Principal Financial Group, Inc.	9,689	873,076
†ProAssurance Corp.	1,258	31,098
Progressive Corp.	12,097	2,398,109
Prudential Financial, Inc.	12,702	1,240,858
Reinsurance Group of America, Inc.	4,249	867,476
RenaissanceRe Holdings Ltd.	3,081	915,766
RLI Corp.	5,031	286,968
Safety Insurance Group, Inc.	1,507	109,468
Selective Insurance Group, Inc.	4,229	318,824
†SiriusPoint Ltd.	11,895	256,218
†Skyward Specialty Insurance Group, Inc.	1,400	61,152
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Stewart Information Services Corp.	2,850	$175,503
Tiptree, Inc.	2,925	49,491
Travelers Cos., Inc.	14,707	4,289,738
†Trupanion, Inc.	1,512	38,722
United Fire Group, Inc.	2,797	103,657
Universal Insurance Holdings, Inc.	3,262	111,430
Unum Group	9,122	666,180
W.R. Berkley Corp.	14,985	993,206
White Mountains Insurance Group Ltd.	247	542,649
Willis Towers Watson PLC	4,120	1,197,684
		48,655,982
Interactive Media & Services–5.40%
Alphabet, Inc. Class A	204,575	58,762,987
†Angi, Inc.	210	1,439
†Bumble, Inc. Class A	8,172	26,641
†Cargurus, Inc.	4,810	163,780
†Cars.com, Inc.	5,183	42,086
†DHI Group, Inc.	5,517	15,503
Match Group, Inc.	9,882	303,476
Meta Platforms, Inc. Class A	50,477	28,879,406
†Pinterest, Inc. Class A	19,829	363,664
†QuinStreet, Inc.	3,909	46,947
†Reddit, Inc. Class A	540	72,711
Shutterstock, Inc.	1,235	20,513
†Snap, Inc. Class A	32,817	150,958
†TripAdvisor, Inc.	5,765	61,455
†Yelp, Inc.	3,995	98,836
Zedge, Inc. Class B	1,132	3,317
†Ziff Davis, Inc.	2,809	117,866
†ZoomInfo Technologies, Inc.	7,631	45,633
		89,177,218
IT Services–0.92%
Accenture PLC Class A	14,205	2,816,709
†Akamai Technologies, Inc.	7,037	808,199
Amdocs Ltd.	5,634	367,675
†ASGN, Inc.	3,270	126,582
†Cloudflare, Inc. Class A	1,236	255,036
Cognizant Technology Solutions Corp. Class A	17,896	1,097,920
†DigitalOcean Holdings, Inc.	1,591	136,476
†DXC Technology Co.	16,203	203,672
†EPAM Systems, Inc.	1,945	263,353
†Fastly, Inc. Class A	7,448	216,439
†Gartner, Inc.	2,793	442,244
†Globant SA	1,717	79,171
†GoDaddy, Inc. Class A	3,510	290,172
†Grid Dynamics Holdings, Inc.	2,476	14,113
Hackett Group, Inc.	1,213	15,781
International Business Machines Corp.	21,607	5,237,321
LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Kyndryl Holdings, Inc.	13,287	$174,325
†MongoDB, Inc.	1,338	327,502
†Okta, Inc.	5,700	448,647
†Snowflake, Inc. Class A	2,238	337,535
†Twilio, Inc. Class A	6,890	866,900
†Unisys Corp.	5,740	11,882
VeriSign, Inc.	2,829	702,610
		15,240,264
Leisure Products–0.14%
Acushnet Holdings Corp.	4,494	420,099
†American Outdoor Brands, Inc.	2,016	18,829
Brunswick Corp.	5,493	399,671
†Callaway Golf Co.	12,392	172,001
†Funko, Inc. Class A	2,122	6,684
Hasbro, Inc.	5,291	495,238
Johnson Outdoors, Inc. Class A	842	39,161
†Malibu Boats, Inc. Class A	1,279	33,152
†MasterCraft Boat Holdings, Inc.	814	16,695
†Mattel, Inc.	23,363	339,464
Polaris, Inc.	3,484	189,878
Smith & Wesson Brands, Inc.	4,862	69,673
†YETI Holdings, Inc.	3,031	110,904
		2,311,449
Life Sciences Tools & Services–0.79%
†10X Genomics, Inc. Class A	1,701	36,112
†Adaptive Biotechnologies Corp.	4,935	68,498
Agilent Technologies, Inc.	6,499	740,756
†Avantor, Inc.	27,637	216,674
†Azenta, Inc.	1,860	39,302
†BioLife Solutions, Inc.	2,557	48,788
†Bio-Rad Laboratories, Inc. Class A	1,192	332,270
Bio-Techne Corp.	6,154	321,608
Bruker Corp.	7,953	287,262
†Charles River Laboratories International, Inc.	2,668	460,230
†CryoPort, Inc.	1,498	12,403
†Cytek Biosciences, Inc.	6,300	27,531
Danaher Corp.	10,263	1,945,865
†Fortrea Holdings, Inc.	4,241	39,950
†ICON PLC	2,364	261,600
†Illumina, Inc.	2,544	313,574
†IQVIA Holdings, Inc.	7,712	1,315,205
†Maravai LifeSciences Holdings, Inc. Class A	3,739	10,581
†Medpace Holdings, Inc.	1,275	612,242
Mesa Laboratories, Inc.	369	32,627
†Mettler-Toledo International, Inc.	542	683,570
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†OmniAb, Inc.	5,630	$8,839
†Pacific Biosciences of California, Inc.	7,862	10,378
†Quanterix Corp.	2,102	7,399
†Repligen Corp.	1,977	232,930
Revvity, Inc.	4,782	418,951
†Seer, Inc.	3,658	6,145
†Sotera Health Co.	13,181	189,016
Thermo Fisher Scientific, Inc.	5,726	2,814,501
†Waters Corp.	3,276	975,593
West Pharmaceutical Services, Inc.	2,205	552,661
		13,023,061
Machinery–2.89%
†3D Systems Corp.	12,600	23,688
Aebi Schmidt Holding AG	3,640	35,344
AGCO Corp.	6,409	742,611
Alamo Group, Inc.	962	158,701
Albany International Corp. Class A	1,955	102,071
Allison Transmission Holdings, Inc.	10,027	1,173,761
Astec Industries, Inc.	2,143	115,379
Atmus Filtration Technologies, Inc.	2,033	115,413
†Blue Bird Corp.	1,534	87,116
Caterpillar, Inc.	10,705	7,584,064
†CECO Environmental Corp.	2,528	150,618
CNH Industrial NV	64,996	714,956
Columbus McKinnon Corp.	2,439	35,439
†Commercial Vehicle Group, Inc.	1,272	4,338
Crane Co.	4,092	699,732
Cummins, Inc.	5,068	2,726,685
Deere & Co.	6,795	3,827,624
Donaldson Co., Inc.	6,978	592,223
Douglas Dynamics, Inc.	2,749	115,705
Dover Corp.	4,962	1,034,329
†Energy Recovery, Inc.	4,106	41,347
Enerpac Tool Group Corp.	3,639	132,714
Enpro, Inc.	1,515	379,735
Esab Corp.	3,676	355,322
ESCO Technologies, Inc.	1,710	481,143
Federal Signal Corp.	4,388	474,518
Flowserve Corp.	7,811	574,187
Fortive Corp.	13,093	723,781
Franklin Electric Co., Inc.	2,968	273,561
†Gates Industrial Corp. PLC	6,364	143,890
Gorman-Rupp Co.	2,694	167,378
Graco, Inc.	5,884	498,081
Greenbrier Cos., Inc.	3,020	159,003
Helios Technologies, Inc.	1,872	121,137
†Hillman Solutions Corp.	11,424	95,048
LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Hyster-Yale, Inc.	1,765	$57,380
IDEX Corp.	2,515	476,718
Illinois Tool Works, Inc.	8,990	2,340,007
Ingersoll Rand, Inc.	10,766	862,572
ITT, Inc.	5,779	1,101,073
Kadant, Inc.	679	198,506
Kennametal, Inc.	5,855	211,541
†L.B. Foster Co. Class A	1,339	37,358
Lincoln Electric Holdings, Inc.	4,061	1,011,514
Lindsay Corp.	922	109,783
Luxfer Holdings PLC	1,823	22,204
†Manitowoc Co., Inc.	3,536	41,194
†Middleby Corp.	4,387	581,628
Miller Industries, Inc.	382	17,400
Mueller Industries, Inc.	7,627	845,072
Mueller Water Products, Inc. Class A	11,231	308,740
†NN, Inc.	2,981	4,322
Nordson Corp.	1,898	504,982
Omega Flex, Inc.	333	10,336
Oshkosh Corp.	4,650	684,527
Otis Worldwide Corp.	9,905	763,477
PACCAR, Inc.	16,333	1,886,462
Parker-Hannifin Corp.	1,920	1,718,861
Park-Ohio Holdings Corp.	1,206	28,992
Pentair PLC	11,042	961,869
†Proto Labs, Inc.	1,861	106,114
†RBC Bearings, Inc.	1,225	665,322
Snap-on, Inc.	2,574	934,928
†SPX Technologies, Inc.	3,523	704,389
Standex International Corp.	784	199,810
Stanley Black & Decker, Inc.	6,307	448,175
†Symbotic, Inc.	1,331	70,809
Tennant Co.	1,295	85,988
Terex Corp.	7,988	472,091
Timken Co.	5,668	570,031
†Titan International, Inc.	4,215	29,126
Toro Co.	6,102	570,171
Trinity Industries, Inc.	8,244	265,292
Wabash National Corp.	3,716	32,032
Watts Water Technologies, Inc. Class A	1,865	541,391
Westinghouse Air Brake Technologies Corp.	6,265	1,565,686
Worthington Enterprises, Inc.	2,467	128,629
Xylem, Inc.	7,712	921,584
		47,758,728
Marine Transportation–0.07%
†Costamare Bulkers Holdings Ltd.	2,080	32,178
Costamare, Inc.	10,400	175,760
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation (continued)
Genco Shipping & Trading Ltd.	1,685	$37,997
†Kirby Corp.	3,654	485,543
Matson, Inc.	2,140	350,831
		1,082,309
Media–0.49%
†Advantage Solutions, Inc.	63	1,332
†AMC Networks, Inc. Class A	4,165	28,280
†Boston Omaha Corp. Class A	1,169	13,654
†Cable One, Inc.	488	44,510
†Charter Communications, Inc. Class A	6,915	1,492,810
†DoubleVerify Holdings, Inc.	4,073	38,694
Entravision Communications Corp. Class A	11,605	34,467
†EW Scripps Co. Class A	6,953	25,865
Fox Corp. Class A	18,089	1,006,254
Gray Media, Inc.	7,432	32,255
John Wiley & Sons, Inc. Class A	3,746	142,723
†Liberty Broadband Corp. Class A	6,444	324,035
†Magnite, Inc.	6,973	82,839
New York Times Co. Class A	10,093	845,087
News Corp. Class A	27,741	724,437
Nexstar Media Group, Inc.	4,120	745,020
Omnicom Group, Inc.	21,076	1,587,234
Paramount Skydance Corp. Class B	12,088	109,034
†PubMatic, Inc. Class A	2,989	24,450
Scholastic Corp.	2,841	110,969
Sinclair, Inc.	2,784	36,025
Sirius XM Holdings, Inc.	3,880	89,550
†Stagwell, Inc.	6,093	38,325
†TechTarget, Inc.	700	2,716
†Thryv Holdings, Inc.	3,667	10,048
†Trade Desk, Inc. Class A	6,213	140,973
†USA TODAY Co., Inc.	16,421	115,768
†Versant Media Group, Inc.	7,650	283,203
		8,130,557
Metals & Mining–0.94%
Alcoa Corp.	15,794	1,047,616
†Alpha Metallurgical Resources, Inc.	758	155,595
†Century Aluminum Co.	8,410	493,583
†Cleveland-Cliffs, Inc.	34,479	291,348
†Coeur Mining, Inc.	23,894	448,490
Commercial Metals Co.	8,749	537,451
†Compass Minerals International, Inc.	3,859	90,108
Ferroglobe PLC	12,975	53,457
Freeport-McMoRan, Inc.	36,527	2,147,057
Hecla Mining Co.	51,220	954,229
LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Kaiser Aluminum Corp.	1,235	$148,830
Materion Corp.	1,329	192,240
†Metallus, Inc.	3,572	58,366
†MP Materials Corp.	4,592	221,610
Newmont Corp.	27,062	2,929,461
Nexa Resources SA	1,997	21,148
Nucor Corp.	8,354	1,412,661
†Ramaco Resources, Inc. Class A	5,850	84,234
Reliance, Inc.	2,955	898,084
Royal Gold, Inc.	4,771	1,214,172
Ryerson Holding Corp.	3,420	76,882
Southern Copper Corp.	2,303	396,254
Steel Dynamics, Inc.	6,248	1,124,640
SunCoke Energy, Inc.	9,367	60,979
†Tredegar Corp.	3,092	24,581
Warrior Met Coal, Inc.	3,272	304,787
Worthington Steel, Inc.	3,912	118,729
		15,506,592
Multi-Utilities–0.64%
Ameren Corp.	7,367	809,781
Avista Corp.	5,111	205,156
Black Hills Corp.	4,083	283,401
CenterPoint Energy, Inc.	17,613	760,177
CMS Energy Corp.	10,091	782,860
Consolidated Edison, Inc.	9,694	1,097,167
Dominion Energy, Inc.	21,497	1,328,945
DTE Energy Co.	5,561	813,129
NiSource, Inc.	15,584	727,149
Northwestern Energy Group, Inc.	3,593	236,922
Public Service Enterprise Group, Inc.	13,147	1,064,250
Sempra	13,832	1,344,055
Unitil Corp.	1,492	77,942
WEC Energy Group, Inc.	8,511	985,318
		10,516,252
Oil, Gas & Consumable Fuels–4.94%
Antero Midstream Corp.	23,697	540,292
†Antero Resources Corp.	18,631	790,700
APA Corp.	18,840	799,570
Ardmore Shipping Corp.	4,417	67,359
California Resources Corp.	4,352	301,245
†Centrus Energy Corp. Class A	1,440	249,970
Cheniere Energy, Inc.	8,949	2,539,368
Chevron Corp.	42,581	8,810,009
Chord Energy Corp.	1,544	219,526
†Clean Energy Fuels Corp.	17,888	44,362
†CNX Resources Corp.	10,981	423,317
†Comstock Resources, Inc.	15,974	336,732
ConocoPhillips	55,998	7,391,736
Core Natural Resources, Inc.	3,396	355,663
Coterra Energy, Inc.	33,965	1,193,530
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Co. Class A	6,480	$87,480
†CVR Energy, Inc.	4,464	150,214
Devon Energy Corp.	39,000	1,962,480
DHT Holdings, Inc.	14,019	256,127
Diamondback Energy, Inc.	10,852	2,146,417
Dorian LPG Ltd.	3,440	117,648
DT Midstream, Inc.	4,017	540,969
EOG Resources, Inc.	23,416	3,385,251
EQT Corp.	22,903	1,457,547
Evolution Petroleum Corp.	4,707	21,558
Excelerate Energy, Inc. Class A	2,242	74,928
Expand Energy Corp.	9,208	1,010,854
Exxon Mobil Corp.	116,360	19,741,638
FutureFuel Corp.	4,566	17,579
†Green Plains, Inc.	4,898	80,572
†Gulfport Energy Corp.	612	129,481
HF Sinclair Corp.	12,509	780,436
International Seaways, Inc.	3,390	247,063
Kinder Morgan, Inc.	50,335	1,687,732
Kinetik Holdings, Inc.	3,212	155,493
†Kosmos Energy Ltd.	44,165	122,779
Magnolia Oil & Gas Corp. Class A	17,053	538,363
Marathon Petroleum Corp.	11,462	2,798,791
Matador Resources Co.	10,474	661,747
Murphy Oil Corp.	7,850	323,812
NACCO Industries, Inc. Class A	200	10,394
Nordic American Tankers Ltd.	15,205	89,101
Northern Oil & Gas, Inc.	1,952	57,057
Occidental Petroleum Corp.	38,426	2,497,690
ONEOK, Inc.	18,963	1,714,066
Ovintiv, Inc.	18,110	1,075,010
†Par Pacific Holdings, Inc.	5,240	328,234
PBF Energy, Inc. Class A	8,551	407,199
Peabody Energy Corp.	7,583	249,860
Permian Resources Corp. Class A	28,668	611,202
Phillips 66	13,960	2,543,233
Range Resources Corp.	18,226	823,451
†REX American Resources Corp.	3,390	154,482
Riley Exploration Permian, Inc.	744	27,119
Scorpio Tankers, Inc.	3,141	234,507
SFL Corp. Ltd.	9,222	99,505
SM Energy Co.	9,682	301,885
†Talos Energy, Inc.	7,201	113,488
Targa Resources Corp.	8,593	2,154,523
Teekay Corp. Ltd.	9,924	121,172
Teekay Tankers Ltd. Class A	2,096	153,679
Texas Pacific Land Corp.	2,220	1,053,523
†Uranium Energy Corp.	13,992	188,892
LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc.	3,440	$21,810
Valero Energy Corp.	9,020	2,228,662
Viper Energy, Inc. Class A	1,909	89,704
Vitesse Energy, Inc.	1,949	35,394
W&T Offshore, Inc.	14,633	49,898
Williams Cos., Inc.	19,900	1,448,322
World Kinect Corp.	6,135	141,534
		81,584,934
Paper & Forest Products–0.03%
†Clearwater Paper Corp.	1,515	21,786
Louisiana-Pacific Corp.	4,251	309,260
Mercer International, Inc.	10,372	14,728
Sylvamo Corp.	1,931	81,566
		427,340
Passenger Airlines–0.43%
†Alaska Air Group, Inc.	9,637	354,449
†Allegiant Travel Co.	1,216	98,545
†American Airlines Group, Inc.	26,619	285,888
Copa Holdings SA Class A	3,120	354,463
Delta Air Lines, Inc.	35,783	2,378,854
†Frontier Group Holdings, Inc.	8,372	29,553
†JetBlue Airways Corp.	28,121	124,295
†SkyWest, Inc.	3,653	335,455
Southwest Airlines Co.	23,922	898,749
†United Airlines Holdings, Inc.	25,205	2,320,624
		7,180,875
Personal Care Products–0.15%
†BellRing Brands, Inc.	8,754	140,852
†Coty, Inc. Class A	39,789	79,976
Edgewell Personal Care Co.	3,605	76,931
†elf Beauty, Inc.	2,915	176,678
Estee Lauder Cos., Inc. Class A	7,490	537,557
†Herbalife Ltd.	4,757	70,023
†Honest Co., Inc.	9,457	27,804
Interparfums, Inc.	1,986	180,408
Kenvue, Inc.	62,679	1,080,586
†Medifast, Inc.	806	8,213
Natural Health Trends Corp.	1,722	4,804
Nu Skin Enterprises, Inc. Class A	4,913	35,767
†USANA Health Sciences, Inc.	1,749	30,555
		2,450,154
Pharmaceuticals–2.79%
†Amneal Pharmaceuticals, Inc.	12,683	157,650
†Amphastar Pharmaceuticals, Inc.	695	13,615
†ANI Pharmaceuticals, Inc.	738	56,752
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Arvinas, Inc.	1,633	$17,310
†Assertio Holdings, Inc.	61	1,163
Bristol-Myers Squibb Co.	69,858	4,236,888
†Collegium Pharmaceutical, Inc.	361	11,938
†Corcept Therapeutics, Inc.	3,480	140,279
†Elanco Animal Health, Inc.	22,076	528,279
Eli Lilly & Co.	17,891	16,455,605
†Fulcrum Therapeutics, Inc.	6,899	52,915
†Harmony Biosciences Holdings, Inc.	1,454	40,726
†Innoviva, Inc.	5,919	137,913
†Jazz Pharmaceuticals PLC	4,147	783,990
Johnson & Johnson	34,237	8,368,892
†Ligand Pharmaceuticals, Inc.	1,149	229,398
Merck & Co., Inc.	64,485	7,756,901
Organon & Co.	9,303	55,725
†Pacira BioSciences, Inc.	3,506	79,236
Perrigo Co. PLC	8,951	96,134
Pfizer, Inc.	135,639	3,808,743
Phibro Animal Health Corp. Class A	1,442	79,757
†Pliant Therapeutics, Inc.	1,349	1,700
†Prestige Consumer Healthcare, Inc.	3,501	207,504
†Rafael Holdings, Inc. Class B	1,698	2,122
Royalty Pharma PLC Class A	9,731	466,796
SIGA Technologies, Inc.	5,213	27,889
†Supernus Pharmaceuticals, Inc.	3,800	196,422
Viatris, Inc.	55,995	756,492
Zoetis, Inc.	11,313	1,337,310
		46,106,044
Professional Services–0.86%
Alight, Inc. Class A	12,149	7,079
†Amentum Holdings, Inc.	5,599	146,022
Automatic Data Processing, Inc.	9,151	1,859,300
Barrett Business Services, Inc.	1,200	35,016
Booz Allen Hamilton Holding Corp.	5,804	452,886
Broadridge Financial Solutions, Inc.	4,493	730,023
†CACI International, Inc. Class A	1,471	800,033
†CBIZ, Inc.	2,008	53,915
†Clarivate PLC	13,346	33,765
†Conduent, Inc.	18,114	23,186
CRA International, Inc.	434	70,256
Equifax, Inc.	4,493	809,055
†ExlService Holdings, Inc.	10,341	314,883
Exponent, Inc.	2,527	164,887
†First Advantage Corp.	5,465	64,268
LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Forrester Research, Inc.	2,034	$11,512
†Franklin Covey Co.	993	15,679
†FTI Consulting, Inc.	2,009	355,131
Genpact Ltd.	13,264	494,084
†Huron Consulting Group, Inc.	1,426	181,801
†IBEX Holdings Ltd.	1,265	33,927
ICF International, Inc.	1,178	76,912
Insperity, Inc.	1,814	49,051
Jacobs Solutions, Inc.	5,278	671,784
KBR, Inc.	11,823	435,796
Kelly Services, Inc. Class A	2,965	26,240
Kforce, Inc.	1,102	32,223
Korn Ferry	4,856	305,685
†Legalzoom.com, Inc.	5,142	29,155
Leidos Holdings, Inc.	6,591	1,025,032
ManpowerGroup, Inc.	3,303	97,306
Maximus, Inc.	3,536	226,658
†Mistras Group, Inc.	3,448	50,961
†Parsons Corp.	4,776	258,716
Paychex, Inc.	9,227	849,991
Paycom Software, Inc.	1,845	224,241
†Paylocity Holding Corp.	1,918	207,221
Resources Connection, Inc.	4,071	15,185
Robert Half, Inc.	6,076	154,330
Science Applications International Corp.	3,930	373,036
SS&C Technologies Holdings, Inc.	10,494	709,080
TaskUS, Inc. Class A	1,624	10,897
†TIC Solutions, Inc.	6,452	42,454
TransUnion	5,972	413,203
TriNet Group, Inc.	1,661	60,510
†TrueBlue, Inc.	5,561	21,744
†TTEC Holdings, Inc.	4,912	12,280
UL Solutions, Inc. Class A	1,251	107,223
†Upwork, Inc.	3,979	43,610
Verisk Analytics, Inc.	4,363	827,879
†Verra Mobility Corp.	6,816	97,401
†Willdan Group, Inc.	1,232	94,322
		14,206,834
Real Estate Management & Development–0.28%
†CBRE Group, Inc. Class A	10,690	1,448,067
†Compass, Inc. Class A	21,444	156,756
†CoStar Group, Inc.	9,888	398,882
†Cushman & Wakefield Ltd.	4,785	58,664
†Douglas Elliman, Inc.	7,459	12,233
eXp World Holdings, Inc.	2,976	17,826
†Forestar Group, Inc.	476	11,633
†FRP Holdings, Inc.	1,262	27,613
†Howard Hughes Holdings, Inc.	4,225	267,273
†Jones Lang LaSalle, Inc.	3,092	940,957
Kennedy-Wilson Holdings, Inc.	14,913	161,359
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Marcus & Millichap, Inc.	3,606	$95,883
Newmark Group, Inc. Class A	10,998	164,860
†Opendoor Technologies, Inc.	22,523	105,408
†RE/MAX Holdings, Inc. Class A	3,816	21,980
RMR Group, Inc. Class A	862	13,335
†Seaport Entertainment Group, Inc.	1,063	22,833
St. Joe Co.	3,427	215,216
†Stratus Properties, Inc.	836	25,515
†Tejon Ranch Co.	2,365	44,557
†Zillow Group, Inc. Class A	9,396	388,829
		4,599,679
Semiconductors & Semiconductor Equipment–11.05%
†Advanced Micro Devices, Inc.	23,574	4,795,659
†Allegro MicroSystems, Inc.	1,702	53,664
†Alpha & Omega Semiconductor Ltd.	1,200	26,592
†Ambarella, Inc.	790	40,665
Amkor Technology, Inc.	15,979	719,534
Analog Devices, Inc.	7,920	2,519,669
Applied Materials, Inc.	15,186	5,190,423
†Astera Labs, Inc.	588	64,445
†Axcelis Technologies, Inc.	2,339	217,714
Broadcom, Inc.	79,920	24,736,039
†CEVA, Inc.	1,850	34,558
†Cirrus Logic, Inc.	3,022	437,042
†Cohu, Inc.	3,425	104,874
†Credo Technology Group Holding Ltd.	5,380	505,021
†Diodes, Inc.	3,427	233,927
†Enphase Energy, Inc.	3,297	124,660
Entegris, Inc.	5,347	626,882
†First Solar, Inc.	4,356	859,265
†FormFactor, Inc.	4,668	452,749
†GLOBALFOUNDRIES, Inc.	2,254	100,258
†Ichor Holdings Ltd.	2,461	114,707
†Intel Corp.	96,928	4,277,433
KLA Corp.	3,490	5,138,711
Kulicke & Soffa Industries, Inc.	3,563	234,160
Lam Research Corp.	31,351	6,698,455
†Lattice Semiconductor Corp.	4,498	417,234
†MACOM Technology Solutions Holdings, Inc.	2,863	635,786
†Magnachip Semiconductor Corp.	2,552	7,146
Marvell Technology, Inc.	13,668	1,353,815
†MaxLinear, Inc.	3,899	67,804
Microchip Technology, Inc.	13,449	868,940
Micron Technology, Inc.	23,567	7,961,875
MKS, Inc.	2,002	460,080
Monolithic Power Systems, Inc.	946	1,034,309
LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Navitas Semiconductor Corp.	22	$193
NVE Corp.	50	3,275
NVIDIA Corp.	543,550	94,795,120
NXP Semiconductors NV	13,065	2,571,976
†ON Semiconductor Corp.	19,477	1,206,016
†Onto Innovation, Inc.	2,389	489,912
†PDF Solutions, Inc.	3,040	99,438
†Penguin Solutions, Inc.	4,444	78,214
†Photronics, Inc.	4,645	187,704
Power Integrations, Inc.	3,262	167,014
Qnity Electronics, Inc. Class W/I	6,833	788,392
†Qorvo, Inc.	5,681	439,709
QUALCOMM, Inc.	27,088	3,488,393
†Rambus, Inc.	5,881	505,942
†Silicon Laboratories, Inc.	2,034	423,377
†SiTime Corp.	484	167,149
Skyworks Solutions, Inc.	7,807	418,065
†SolarEdge Technologies, Inc.	1,092	55,747
†Synaptics, Inc.	2,945	206,268
Teradyne, Inc.	3,246	962,309
Texas Instruments, Inc.	19,154	3,718,558
†Ultra Clean Holdings, Inc.	2,793	173,669
Universal Display Corp.	1,770	162,238
†Veeco Instruments, Inc.	4,295	145,429
		182,368,202
Software–5.74%
†8x8, Inc.	11,274	18,715
A10 Networks, Inc.	4,393	101,566
†ACI Worldwide, Inc.	6,289	257,912
Adeia, Inc.	10,595	254,598
†Adobe, Inc.	8,208	1,995,201
†Alarm.com Holdings, Inc.	2,786	120,327
†Appfolio, Inc. Class A	491	77,490
†AppLovin Corp. Class A	5,808	2,311,584
†Atlassian Corp. Class A	1,294	88,315
†Autodesk, Inc.	5,266	1,260,680
†AvePoint, Inc.	4,624	43,974
Bentley Systems, Inc. Class B	8,771	308,038
†Bill Holdings, Inc.	2,416	92,533
†Blackbaud, Inc.	1,415	54,633
†BlackLine, Inc.	1,931	71,447
†Box, Inc. Class A	8,637	204,179
†C3.ai, Inc. Class A	2,009	16,916
†Cadence Design Systems, Inc.	3,640	1,011,447
†CCC Intelligent Solutions Holdings, Inc.	7,680	46,080
†Cerence, Inc.	2,733	17,245
Clear Secure, Inc. Class A	5,058	244,858
†Commvault Systems, Inc.	737	57,405
†Consensus Cloud Solutions, Inc.	1,735	41,189
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Crowdstrike Holdings, Inc. Class A	1,645	$642,224
†CS Disco, Inc.	7,032	26,862
†Datadog, Inc. Class A	2,779	328,061
†Digital Turbine, Inc.	11,311	32,576
†Docusign, Inc.	5,265	249,614
Dolby Laboratories, Inc. Class A	3,278	196,877
†Dropbox, Inc. Class A	7,150	162,448
†Dynatrace, Inc.	8,217	303,865
†Fair Isaac Corp.	583	622,376
†Five9, Inc.	707	10,725
†Fortinet, Inc.	16,832	1,375,511
†Freshworks, Inc. Class A	3,698	29,695
Gen Digital, Inc.	33,687	634,326
†Guidewire Software, Inc.	3,169	473,956
†HubSpot, Inc.	744	181,610
†I3 Verticals, Inc. Class A	2,397	53,597
†Intapp, Inc.	1,402	36,017
InterDigital, Inc.	2,231	673,762
Intuit, Inc.	4,006	1,732,114
†LiveRamp Holdings, Inc.	4,728	125,387
†Manhattan Associates, Inc.	1,998	265,974
Microsoft Corp.	159,231	58,942,539
†Mitek Systems, Inc.	4,189	56,552
†N-able, Inc.	12,483	58,296
†nCino, Inc.	2,494	37,360
†NCR Voyix Corp.	13,077	82,777
†Nutanix, Inc. Class A	4,542	172,641
†ON24, Inc.	3,631	29,411
OneSpan, Inc.	3,332	35,086
Oracle Corp.	34,684	5,102,363
†Palantir Technologies, Inc. Class A	14,120	2,065,474
†Palo Alto Networks, Inc.	7,682	1,231,578
†PAR Technology Corp.	1,800	23,994
Pegasystems, Inc.	4,596	195,606
†Progress Software Corp.	3,147	80,721
†PTC, Inc.	4,212	600,168
†Q2 Holdings, Inc.	2,074	98,100
†Qualys, Inc.	1,453	127,646
RingCentral, Inc. Class A	2,899	107,814
†Riot Platforms, Inc.	17,870	220,873
Roper Technologies, Inc.	1,819	643,671
Salesforce, Inc.	13,970	2,607,780
†Samsara, Inc. Class A	2,905	92,059
†SentinelOne, Inc. Class A	1,963	25,283
†ServiceNow, Inc.	9,335	975,974
†Sprinklr, Inc. Class A	4,205	25,230
†SPS Commerce, Inc.	602	33,513
†Synopsys, Inc.	2,910	1,153,757
†Telos Corp.	5,330	22,333
†Teradata Corp.	3,391	86,911
†Trimble, Inc.	9,996	652,039
†Tyler Technologies, Inc.	1,370	469,061
LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†UiPath, Inc. Class A	13,593	$150,882
†Unity Software, Inc.	17,264	378,772
†Vertex, Inc. Class A	3,200	38,048
†Workday, Inc. Class A	2,420	314,406
†Xperi, Inc.	3,996	22,378
†Yext, Inc.	8,400	32,256
†Zoom Communications, Inc. Class A	8,690	698,589
†Zscaler, Inc.	1,623	227,691
		94,773,541
Specialty Retail–2.23%
†Abercrombie & Fitch Co. Class A	5,856	535,063
Academy Sports & Outdoors, Inc.	5,061	285,693
Advance Auto Parts, Inc.	4,345	229,199
American Eagle Outfitters, Inc.	10,877	181,646
†America's Car-Mart, Inc.	559	7,116
Arhaus, Inc.	6,124	41,521
Arko Corp.	5,331	29,640
†Asbury Automotive Group, Inc.	1,870	365,417
†AutoNation, Inc.	4,020	784,945
†AutoZone, Inc.	412	1,391,645
Bath & Body Works, Inc.	7,666	143,124
†Bed Bath & Beyond, Inc.	1,966	9,122
Best Buy Co., Inc.	17,025	1,093,005
†Boot Barn Holdings, Inc.	2,196	321,407
Buckle, Inc.	4,520	227,627
Build-A-Bear Workshop, Inc.	1,890	70,780
†Burlington Stores, Inc.	2,599	845,663
Caleres, Inc.	3,203	33,760
Camping World Holdings, Inc. Class A	2,739	18,707
†CarMax, Inc.	7,234	300,790
†Carvana Co.	3,177	998,785
†Cato Corp. Class A	4,303	12,177
†Chewy, Inc. Class A	4,020	108,540
†Citi Trends, Inc.	2,149	93,095
Designer Brands, Inc. Class A	7,264	41,332
†Destination XL Group, Inc.	9,137	4,660
Dick's Sporting Goods, Inc.	6,033	1,196,284
†Duluth Holdings, Inc. Class B	3,677	11,619
†Five Below, Inc.	3,322	759,011
†Floor & Decor Holdings, Inc. Class A	4,802	243,942
†GameStop Corp. Class A	16,788	386,795
Gap, Inc.	29,199	706,616
†Genesco, Inc.	1,032	29,918
Group 1 Automotive, Inc.	1,127	372,620
†GrowGeneration Corp.	4,826	5,309
Haverty Furniture Cos., Inc.	1,642	34,778
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot, Inc.	23,593	$7,759,502
†Lands' End, Inc.	2,926	32,888
Lithia Motors, Inc.	1,915	478,214
Lowe's Cos., Inc.	10,996	2,598,135
†MarineMax, Inc.	2,439	65,999
Monro, Inc.	2,231	35,785
Murphy USA, Inc.	1,124	555,222
†National Vision Holdings, Inc.	4,591	118,907
†O'Reilly Automotive, Inc.	16,773	1,548,316
Penske Automotive Group, Inc.	4,089	611,387
†PetMed Express, Inc.	1,000	2,280
†Revolve Group, Inc.	600	13,566
†RH	778	108,780
Ross Stores, Inc.	10,671	2,311,659
†Sally Beauty Holdings, Inc.	5,960	82,546
Shoe Carnival, Inc.	3,150	49,108
Signet Jewelers Ltd.	2,898	245,287
†Sleep Number Corp.	2,723	4,888
Sonic Automotive, Inc. Class A	2,374	162,785
†Sportsman's Warehouse Holdings, Inc.	165	233
†Tilly's, Inc. Class A	4,502	18,233
TJX Cos., Inc.	25,716	4,106,845
Tractor Supply Co.	17,863	809,194
†Ulta Beauty, Inc.	1,538	803,928
Upbound Group, Inc.	4,964	89,600
†Urban Outfitters, Inc.	7,875	498,881
†Valvoline, Inc.	6,978	235,019
†Victoria's Secret & Co.	4,609	213,673
†Warby Parker, Inc. Class A	4,946	104,212
†Wayfair, Inc. Class A	1,679	126,278
Williams-Sonoma, Inc.	5,168	942,281
Winmark Corp.	151	64,560
†Zumiez, Inc.	1,615	35,788
		36,755,330
Technology Hardware, Storage & Peripherals–6.04%
Apple, Inc.	336,263	85,340,187
†Corsair Gaming, Inc.	3,545	19,675
Dell Technologies, Inc. Class C	6,306	1,035,004
†Diebold Nixdorf, Inc.	1,788	134,887
†Everpure, Inc. Class A	6,893	406,963
Hewlett Packard Enterprise Co.	49,103	1,169,142
HP, Inc.	25,135	482,843
†IonQ, Inc.	8,259	238,107
NetApp, Inc.	8,538	874,206
†Sandisk Corp.	4,845	3,078,222
Seagate Technology Holdings PLC	6,481	2,538,996
†Super Micro Computer, Inc.	16,533	376,456
LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	14,883	$4,025,703
Xerox Holdings Corp.	14,324	18,478
		99,738,869
Textiles, Apparel & Luxury Goods–0.39%
†Birkenstock Holding PLC	4,507	161,486
†Capri Holdings Ltd.	10,329	181,997
Carter's, Inc.	2,063	73,773
Columbia Sportswear Co.	3,371	184,765
†Crocs, Inc.	3,739	310,412
†Culp, Inc.	695	1,904
†Deckers Outdoor Corp.	6,068	607,346
†Figs, Inc. Class A	6,522	96,330
†Fossil Group, Inc.	617	2,659
G-III Apparel Group Ltd.	4,144	114,789
Kontoor Brands, Inc.	4,497	316,094
Levi Strauss & Co. Class A	6,870	127,026
†Lululemon Athletica, Inc.	3,152	482,571
Movado Group, Inc.	2,255	55,067
NIKE, Inc. Class B	16,348	863,501
Oxford Industries, Inc.	949	36,546
PVH Corp.	3,380	235,789
Ralph Lauren Corp.	2,742	943,221
Steven Madden Ltd.	4,766	161,663
Tapestry, Inc.	6,916	975,917
†Under Armour, Inc. Class A	23,812	138,858
†Unifi, Inc.	3,174	11,331
†Vera Bradley, Inc.	810	2,560
VF Corp.	13,941	236,858
Wolverine World Wide, Inc.	2,098	34,239
		6,356,702
Tobacco–0.45%
Altria Group, Inc.	32,939	2,173,645
Philip Morris International, Inc.	29,813	4,929,281
Turning Point Brands, Inc.	2,141	185,817
Universal Corp.	2,261	119,155
		7,407,898
Trading Companies & Distributors–0.83%
Air Lease Corp.	406	26,366
Alta Equipment Group, Inc.	1,440	7,733
Applied Industrial Technologies, Inc.	2,743	727,773
†BlueLinx Holdings, Inc.	972	52,663
Boise Cascade Co.	1,957	148,438
†Core & Main, Inc. Class A	7,605	375,687
†Custom Truck One Source, Inc.	7,992	52,507
†Distribution Solutions Group, Inc.	1,498	39,308
†DNOW, Inc.	20,390	242,845
†DXP Enterprises, Inc.	1,281	178,994
Fastenal Co.	32,079	1,488,466
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Ferguson Enterprises, Inc.	9,269	$2,162,087
GATX Corp.	3,305	564,296
Global Industrial Co.	3,176	100,107
Herc Holdings, Inc.	4,235	421,594
†Hudson Technologies, Inc.	4,947	29,088
McGrath RentCorp	2,004	221,001
MSC Industrial Direct Co., Inc. Class A	3,948	364,282
†NPK International, Inc.	9,673	140,162
Rush Enterprises, Inc. Class A	5,920	389,828
†SiteOne Landscape Supply, Inc.	1,610	214,307
†Transcat, Inc.	373	27,397
United Rentals, Inc.	3,585	2,611,888
Watsco, Inc.	1,212	440,913
WESCO International, Inc.	3,692	1,010,205
Willis Lease Finance Corp.	304	51,759
WW Grainger, Inc.	1,551	1,691,846
		13,781,540
Water Utilities–0.10%
American States Water Co.	2,081	157,365
American Water Works Co., Inc.	5,282	718,828
Artesian Resources Corp. Class A	766	24,397
California Water Service Group	3,488	158,146
Essential Utilities, Inc.	9,219	371,249
H2O America	1,775	104,139
Middlesex Water Co.	1,357	70,632
York Water Co.	591	17,996
		1,622,752
Wireless Telecommunication Services–0.25%
Array Digital Infrastructure, Inc.	3,838	177,085
†Gogo, Inc.	3,721	14,959
Spok Holdings, Inc.	1,858	20,252
Telephone & Data Systems, Inc.	9,452	397,929
T-Mobile U.S., Inc.	16,996	3,569,670
		4,179,895
Total Common Stock (Cost $568,802,066)		1,646,745,195
RIGHTS–0.00%
†=ABIOMED, Inc.	1,351	1,378
†=Adverum Biotechnologies, Inc.	1,077	862
†=Chinook Therapeutics, Inc.	5,559	0
†=HilleVax, Inc.	2,430	272
†=Mirati Therapeutics, Inc.	1,683	5,015
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
†=Resolute Forest Products, Inc.	7,351	$1,958
†=Sage Therapeutics, Inc.	1,625	764
†=Spectrum Pharmaceuticals, Inc.	5,200	0
†=TreeHouse Foods, Inc.	3,727	7,193
Total Rights (Cost $22,098)		17,442
WARRANTS–0.00%
†Opendoor Technologies, Inc. exp 11/20/26 exercise price USD 9.00	750	455
†Opendoor Technologies, Inc. exp 11/20/26 exercise price USD 13.00	750	185
†Xerox Holdings Corp. exp 2/14/28 exercise price USD 8.00	7,162	648
Total Warrants (Cost $0)		1,288

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	3,138,056	$3,138,056
Total Money Market Fund (Cost $3,138,056)		3,138,056

TOTAL INVESTMENTS–99.94% (Cost $571,962,220)	1,649,901,981
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	920,623
NET ASSETS APPLICABLE TO 32,489,552 SHARES OUTSTANDING–100.00%	$1,650,822,604

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
LVIP Dimensional U.S. Core Equity 1 Fund–24